As filed on February 15, 2002                        1933 Act File No. 033-70154
                                                     1940 Act File No. 811-8038

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.  ___
                                                                    ---

      Post-Effective Amendment No. 26                                X
                                                                    ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.   27                                             X
                      --                                            ---

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (303) 930-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                   Copies to:
                           W. Randolph Thompson, Esq.
                         Of Counsel, Jones & Blouch LLP
                          1025 Thomas Jefferson St., NW
                                 Suite 405 West
                             Washington, D.C. 20007
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

---  immediately upon filing pursuant to paragraph (b)
---  on ___________, pursuant to paragraph (b)
 X   60 days after filing pursuant to paragraph (a)(1)
---
---  on _________, pursuant to paragraph (a)(1)
---  75 days after filing pursuant to paragraph (a)(2)
---  on _________, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

--- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-DYNAMICS FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks..................
Fund Performance........................................
Fees And Expenses.......................................
Investment Risks........................................
Principal Risks Associated With The Fund................
Temporary Defensive Positions...........................
Portfolio Turnover......................................
Fund Management.........................................
Portfolio Manager.......................................
Share Price.............................................
Taxes...................................................
Dividends And Capital Gain Distributions................
Voting Rights...........................................
Financial Highlights....................................

                        [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests at least 65% of its assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2002, the smallest company in the Index had a market capitalization of $____ million and the largest company had a market capitalization of $____ billion. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders-- or emerging leaders-- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of his Fund's portfolio holdings to a particular sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P MidCap 400 Index and Russell Midcap Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF - DYNAMICS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

             1998            1999            2000            2001
             19.35%          55.60%          (3.55%)         (31.14%)
--------------------------------------------------------------------------------
Best Calendar Qtr.     12/99      33.23%
Worst Calendar Qtr.     9/01     (34.19%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    AVERAGE ANNUAL TOTAL RETURN
                                                          AS OF 12/31/01
                                                    ----------------------------
                                                     1 YEAR      SINCE INCEPTION
              ------------------------------------------------------------------
              VIF - Dynamics Fund(1)                (31.14%)         5.75%(2)
              S&P Midcap 400 Index(3)               (10.62%)         ____%(2)
              Russell Midcap Growth Index(3)        (20.15%)         ____%(2)

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
(3) The S&P Mid Cap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF--DYNAMICS FUND
Management Fees                                         ____%
Distribution and Service (12b-1) Fees                   None
Other Expenses (1),(2)                                  ____%
Total Annual Fund Operating Expenses(1),(2)
                                                        ====%

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ___% and ___%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                      1 YEAR    3 YEARS    5 YEARS  10 YEARS

                                      $____     $____      $____    $____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small and mid-sized companies are more volatile than those of large companies.


LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks        Market, Information,
that represent shares of foreign corporations    Political, Regulatory,
held by those banks. Although traded in U.S.     Diplomatic, Liquidity, and
securities markets and valued in U.S.            Currency Risks
dollars, ADRs carry most of the risks of
investing directly in foreign securities.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
A contract under which the seller of a           Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than __________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.


[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                            PERIOD ENDED
                                                         YEAR ENDED DECEMBER 31              DECEMBER 31
--------------------------------------------------------------------------------------------------------
                                             2001         2000         1999         1998         1997(a)
PER SHARE DATA                                          $18.90       $12.15       $10.34          $10.00
Net Asset Value - Beginning of Period
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                         (0.00)         0.00       (0.00)            0.02
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                        (0.67)         6.75         1.98            0.32
--------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (0.67)         6.75         1.98            0.34
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)                   0.00         0.00         0.02            0.00
In Excess of Net Investment Income(c)                     0.00         0.00         0.00            0.00
Distributions from Capital Gains                          0.00         0.00         0.15            0.00
In Excess of Capital Gains                                0.02         0.00         0.00            0.00
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       0.02         0.00         0.17            0.00
--------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                         $18.21       $18.90       $12.15          $10.34
========================================================================================================

TOTAL RETURN(d)                                        (3.55%)       55.60%       19.35%        3.40%(e)
RATIOS
Net Assets - End of Period ($000 Omitted)             $170,610      $29,667         $308            $257
Ratio of Expenses to Average Net Assets(f)(g)            1.09%        1.26%        1.45%        0.52%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                                (0.24%)        0.04%      (0.64%)        0.63%(h)
Portfolio Turnover Rate                                    58%          70%          55%          28%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income, aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - DYNAMICS FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.






















PV11   811-8038                                                        9133

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - EQUITY INCOME FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks....................
Fund Performance..........................................
Fees And Expenses.........................................
Investment Risks..........................................
Principal Risks Associated With The Fund..................
Temporary Defensive Positions.............................

Portfolio Turnover........................................

Fund Management...........................................
Portfolio Managers........................................
Share Price...............................................
Taxes.....................................................
Dividends And Capital Gain Distributions..................
Voting Rights.............................................
Financial Highlights......................................


                            [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down, and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund normally invests at least 65% of its assets in common stocks. At least 50% of common stocks which the Fund holds will be dividend paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository
Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

Because the Fund invests primarily in the securities of larger companies, the Fund's share price tends to rise and fall with the up and down price movements of larger company stocks. Due to its investment strategy, the Fund's portfolio includes relatively few smaller companies, which may be a disadvantage if smaller companies outperform the broad market.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of the respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                             VIF-EQUITY INCOME FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
1995        1996         1997         1998         1999         2000        2001
29.25%      22.28%       28.17%       15.30%       14.84%       4.87%    (8.97%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   13.17%
Worst Calendar Qtr.      9/98   (7.56%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUIAL TOTAL RETURN
                                                       AS OF 12/31/01
                                         ---------------------------------------
                                          1 YEAR      5 YEARS    SINCE INCEPTION
VIF - Equity Income Fund(1)               (8.97%)     10.13%        _____%(2)
S&P 500 Index(3)                         (11.88%)     10.70%        _____%(2)
Lehman Government/
  Corporate Bond Inex(3)                   8.50%       7.37%        _____%(2)
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on August 10, 1994. Index comparison begins on August 31, 1994.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - EQUITY INCOME FUND
Management Fees                                 ____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           ____%

Total Annual Fund Operating Expenses(1),(2)     ====%

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR        3 YEARS        5 YEARS        10 YEARS
                    $_____        $______        $______        $_______

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-sized businesses or small businesses.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers, provided that all such securities are denominated and pay interest in U.S. dollars (such as Eurobonds and Yankee Bonds). Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU") which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

           -----------------------------------------------------------

Although the Fund generally invests in equity and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

---------------------------------------------------------------------------------------
INVESTMENT                                                      RISKS
---------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent        Market, Information,
shares of foreign corporations held by those banks.             Political, Regulatory,
Although traded in U.S. securities markets and valued in        Diplomatic, Liquidity,
U.S. dollars, ADRs carry most of the risks of investing         and Currency Risks
directly in foreign securities.

---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees to       Credit and Counterparty
buy it back at an agreed-upon price and time in the future.     Risks
---------------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but which are bought        Liquidity Risk
and sold solely by institutional investors. The Fund
considers many Rule 144A securities to be "liquid,"
although the market for such securities typically is
less active than the public securities markets.
---------------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid _____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

JEFFREY G. MORRIS, a vice president of INVESCO, is the co-portfolio manager of the Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of trading on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                  YEAR ENDED DECEMBER 31
                               --------------------------------------------------------
                                     2001      2000      1999      1998      1997
PER SHARE DATA
Net Asset Value  Beginning of Period         $21.01    $18.61    $17.04    $14.33
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                          0.23      0.26      0.33      0.30
Net Gains on Securities
 (Both Realized and Unrealized)                0.72      2.50      2.23      3.71
---------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               0.95      2.76      2.56      4.01
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income           0.02      0.25      0.32      0.29
Distributions from Capital Gains               1.23      0.11      0.67      1.01
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            1.25      0.36      0.99      1.30
---------------------------------------------------------------------------------------
Net Asset Value - End of Period               20.71    $21.01    $18.61    $17.04
=======================================================================================

TOTAL RETURN(a)                               4.87%    14.84%    15.30%    28.17%

RATIOS
Net Assets - End of Period ($000 Omitted)  $126,683   $79,893   $60,346   $40,093
Ratio of Expenses to Average Net
  Assets(b)(c)                                1.08%     1.05%     0.93%     0.91%
Ratio of Net Investment Income to Average
  Net Assets(b)                               1.37%     1.38%     1.98%     2.18%
Portfolio Turnover Rate                         69%       86%       73%       87%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.93%, 0.97% and 1.19%, respectively, and ratio of net investment income to average net assets would have been 1.98%, 2.12% and 2.63%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - EQUITY INCOME FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.
















PV90 811-8038                                                              9141

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks......................
Fund Performance............................................
Fees And Expenses...........................................
Investment Risks............................................
Principal Risks Associated With The Fund....................
Temporary Defensive Positions...............................
Portfolio Turnover..........................................
Fund Management.............................................
Portfolio Manager...........................................
Share Price.................................................
Taxes.......................................................
Dividends And Capital Gain Distributions....................
Voting Rights...............................................
Financial Highlights........................................

                            [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the financial services sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the financial services sector;
o At least 50% of its assets must be devoted to producing revenues from the financial services sector; or
o Based on other available information, we determine that its primary business is within the financial services sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive. We seek companies with successful sales and marketing cultures that leverage technologies in their operations and distribution. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                          VIF - FINANCIAL SERVICES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

                    2000                          2001
                  24.80%                       (9.88%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      9/00    22.11%
Worst Calendar Qtr.     9/01   (12.59%)
--------------------------------------------------------------------------------

                                                  AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/01
                                                  ------------------------------
                                                  1 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Financial Services Fund(1)                  (9.88%)           10.22%(2)
S&P 500 Index(3)                                 (11.88%)           _____%(2)
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.

(2) The Fund commenced investment operations on September 21, 1999. Index comparison begins on September 30, 1999.

(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-FINANCIAL SERVICES FUND
Management Fees                                 ____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           ____%

Total Annual Fund Operating Expenses(1),(2)     ====%

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2001 were ___% and ___%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:


       1 YEAR          3 YEARS       5 YEARS       10 YEARS
       $_____          $______       $______       $_______

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies that are related to financial services, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and the investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks        Market, Information,
that represent shares of foreign corporations    Political, Regulatory,
held by those banks. Although traded in U.S.     Diplomatic, Liquidity, and
securities markets and valued in U.S.            Currency Risks
dollars, ADRs carry most of the risks of
investing directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a           Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001. Portfolio turnover was greater than expected due to active trading in response to market conditions.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:


JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                      PERIOD ENDED
                                            YEAR ENDED DECEMBER 31     DECEMBER 31
----------------------------------------------------------------------------------
                                            2001           2000            1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                    $11.10             $10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.03               0.01
Net Gains on Securities
 (Both Realized and Unrealized)                            2.72               1.09
----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           2.75               1.10
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                    0.00               0.00
Distributions In Excess of Capital Gains                   0.01               0.00
----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        0.01               0.00
----------------------------------------------------------------------------------
Net Asset Value - End of Period                          $13.84             $11.10
==================================================================================

TOTAL RETURN(c)                                          24.80%          11.00%(d)

RATIOS
Net Assets - End of Period ($000 Omitted)              $220,316             $9,179
Ratio of Expenses to Average Net Assets(e)(f)             1.09%           1.39%(g)
Ratio of Net Investment Income to Average Net Assets(e)   0.66%           0.67%(g)
Portfolio Turnover Rate                                    114%             37%(d)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized

April 30, 2002


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.





















P757  811-8038                                                              9139

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - GROWTH FUND (FORMERLY, INVESCO VIF- BLUE CHIP GROWTH FUND)

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks.................
Fund Performance.......................................
Fees And Expenses......................................
Investment Risks.......................................
Principal Risks Associated With The Fund...............
Temporary Defensive Positions..........................
Portfolio Turnover.....................................
Fund Management........................................
Portfolio Managers.....................................
Share Price............................................
Taxes..................................................
Dividends And Capital Gain Distributions...............
Voting Rights..........................................
Financial Highlights...................................

                            [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests at least 65% of its assets in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At March 31, 2002, there were approximately ____ companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2002, the smallest company in the Index had a market capitalization of $____ million and the largest company had a market capitalization of $____ billion. In addition, INVESCO tries to identify companies that have--or are expected to have--growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment record or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large companies.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding, and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. The Fund's portfolio is presently concentrated in ____ companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sector.

The Fund is subject to other principal risks such as potential conflicts, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON]  FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                                VIF- GROWTH FUND
                       ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

 1998                    1999                       2000                  2001
38.99%                  29.17%                    (23.24%)              (44.27%)
--------------------------------------------------------------------------------

Best Calendar Qtr.      12/01      33.74%
Worst Calendar Qtr.      9/01     (40.41%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  AVERAGE ANNUAL TOTAL RETURN
                                                          AS OF 12/31/01
                                               ---------------------------------
                                                 1 YEAR         SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Growth Fund(1)                            (44.27%)           (4.43%)(2)
S&P 500 Index(3)                                (11.88%)            _____%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - GROWTH FUND
Management Fees                                 ____%
Distribution and Service (12b-1) Fees           None
Other Expenses (1),(2)                          ____%

Total Annual Fund Operating Expenses(1),(2)     ====%


(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ____% and ____%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR     3 YEARS   5 YEARS  10 YEARS
                     $_____     $______   $______  $_______

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-sized businesses or small businesses.


LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

        As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                       RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks        Market, Information,
that represent shares of foreign corporations    Political, Regulatory,
held by those banks. Although traded in U.S.     Diplomatic, Liquidity, and
securities markets and valued in U.S.            Currency Risks
dollars, ADRs carry most of the risks of
investing directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a           Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON]  TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than __________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1996, Trent was a senior equity analyst with Munder Capital Management and a research assistant with SunBank Capital
Management. He is a CFA charterholder. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from the Florida Institute of Technology.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of the Fund. Before joining INVESCO in 1999, Doug was a senior vice president and portfolio manager with Bank of America Investment Management, Inc. and an investment officer and portfolio manager with SunTrust Banks, Inc. He is a CFA charterholder and Certified Public Accountant. Doug holds an M.B.A. in Finance from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                               PERIOD ENDED
                                                            YEAR ENDED DECEMBER 31              DECEMBER 31
                                          -----------------------------------------------------------------
                                                2001         2000         1999         1998         1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $18.45       $14.49       $10.69       $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                            (0.11)       (0.00)         0.00         0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          (4.16)         4.21         4.14         0.64
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                           (4.27)         4.21         4.14         0.69
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                         0.00         0.00         0.04         0.00
Distributions from Capital Gains                             0.31         0.25         0.01         0.00
In Excess of Capital Gains                                   0.00         0.00         0.29         0.00
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          0.31         0.25         0.34         0.00
-----------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $13.87       $18.45       $14.49       $10.69
===========================================================================================================

TOTAL RETURN(d)                                          (23.24%)       29.17%       38.99%     6.90%(e)
RATIOS
Net Assets - End of Period ($000 Omitted)                  $3,741       $1,032         $371         $266
Ratio of Expenses to Average Net Assets(f)(g)               1.85%        1.87%        1.57%     0.29%(h)
Ratio of Net Investment Income (Loss) to
   Average Net Assets(f)                                  (0.58%)      (0.38%)      (0.07%)     1.45%(h)
Portfolio Turnover Rate                                      148%         114%          78%       12%(e)

(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed using average shares for the year ended December 31, 2000.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 1999 and 1998.
(d) Total return does not reflect expenses that apply to the related insurance contracts, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.88%, 8.99%, 12.04% and 28.76% (annualized), respectively, and ratio of net investment loss to average net assets would have been (1.61%), (7.50%), (10.54%) and (27.02%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - GROWTH FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.














PV16      811-803 8                                                         9137

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-HEALTH SCIENCES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.




TABLE OF CONTENTS
Investment Goals, Strategies And Risks.....................
Fund Performance...........................................
Fees And Expenses..........................................
Investment Risks...........................................
Principal Risks Associated With The Fund...................
Temporary Defensive Positions..............................
Portfolio Turnover.........................................
Fund Management............................................
Portfolio Manager..........................................
Share Price................................................
Taxes......................................................
Dividends And Capital Gain Distributions...................
Voting Rights..............................................
Financial Highlights.......................................









                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the health sciences sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the health sciences sector;
o At least 50% of its assets must be devoted to producing revenues from the health sciences sector; or
o Based on other available information, we determine that its primary business is within the health sciences sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We seek to target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also invests in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. The companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets, because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

            1998               1999               2000           2001
            42.85%             4.86%              30.54%         (12.59%)
--------------------------------------------------------------------------------
Best Calendar Qtr.  12/98  15.79%
Worst Calendar Qtr.  3/01 (21.45%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF 12/31/01
                                           -------------------------------------
                                             1 YEAR            SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Health Sciences Fund(1)                 (12.59%)               14.76%(2)
S&P 500 Index(3)                            (11.88%)               _____%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on May 22, 1997. Index comparison begins on May 31, 1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-HEALTH SCIENCES FUND
Management Fees                                  ____%
Distribution and Service (12b-1) Fees             None
Other Expenses(1),(2)                            ____%
                                                 -----
Total Annual Fund Operating Expenses(1),(2)      ____%
                                                 =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2000 were ___% and ___%, respectively, of the Fund's average net assets.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the operating expenses of the Fund remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR    3 YEARS  5 YEARS 10 YEARS
                       $_____    $_____   $_____  $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROW ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

              ___________________________________________________

Although the Fund generally invests in equity securities of companies that develop, produce or distribute products or services related to health care, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity,
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT                                    Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ___% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON]  SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                           PERIOD
                                                                            ENDED
                                          PERIOD ENDED DECEMBER 31      DECEMBER 31
-------------------------------------------------------------------------------------------
                                           2001      2000        1999      1998     1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                $16.02      $15.29    $11.04     $10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                                0.05        0.02      0.05       0.10
Net Gains on Securities
   (Both Realized and Unrealized)                    4.84        0.72      4.66       0.94
-------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     4.89        0.74      4.71       1.04
-------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)              0.00        0.01      0.03       0.00
Distributions from Capital Gains                     0.00        0.00      0.34       0.00
In Excess of Net Realized Gains                      0.02        0.00      0.09       0.00
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  0.02        0.01      0.46       0.00
-------------------------------------------------------------------------------------------
Net Asset Value-End of Period                      $20.89      $16.02    $15.29     $11.04
===========================================================================================

TOTAL RETURN(d)                                    30.54%       4.86%    42.85%  10.40%(e)

RATIOS
Net Assets-End of Period ($000 Omitted)          $353,398     $11,652    $2,378       $423
Ratio of Expenses to Average
  Net Assets(f)(g)                                  1.07%       1.48%     1.27%   0.60%(h)
Ratio of Net Investment Income to
  Average Net Assets(f)                             0.68%       0.36%     0.35%   2.34%(h)
Portfolio Turnover Rate                              145%        173%      107%    112%(e)

(a) From May 22, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income
     (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HEALTH SCIENCES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.


















PV12  811-8038                                                          9134

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-HIGH YIELD FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks............................
Fund Performance..................................................
Fees And Expenses.................................................
Investment Risks..................................................
Principal Risks Associated With The Fund..........................
Temporary Defensive Positions.....................................
Portfolio Turnover................................................
Fund Management...................................................
Portfolio Manager.................................................
Share Price.......................................................
Taxes.............................................................
Dividends And Capital Gain Distributions..........................
Voting Rights.....................................................
Financial Highlights..............................................








                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks.

The Fund normally invests at least 65% of its assets (80% effective July 31, 2002) in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with investment grade and below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities of the securities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to changes in interest rates.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is interest rate risk -- that is, the value of the securities in its portfolio will rise and fall due to changes in interest rates. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities are usually more sensitive to interest rate movements.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, duration, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the Merrill Lynch High Yield Master Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF-HIGH YIELD FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]

1995     1996          1997          1998        1999       2000      2001
19.76%   16.59%        17.33%        1.42%       9.20%      (11.68%)  (14.93%)
--------------------------------------------------------------------------------
Best Calendar Qtr.   9/96     6.96%
Worst Calendar Qtr.  9/01   (11.18%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
                                 -----------------------------------------------
                                            1 YEAR    5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-High Yield Fund                       (14.93%)       (0.48%)     4.24%(2)
Merrill Lynch High Yield Master Index(3)    6.20%         3.95%      ____%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on May 27, 1994. Index comparison begins on May 31, 1994.
(3) The Merrill Lynch High Yield Master Index is an unmanaged index indicative of the broad high-yield bond market. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-HIGH YIELD FUND
Management Fees                                 ____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1)                               ____%
                                                -----
Total Annual Fund Operating Expenses(1)         ____%
                                                =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR    3 YEARS   5 YEARS 10 YEARS

                              $_____    $______   $_____  $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the debt markets as a whole.

[ARROW ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

CREDIT RISK
The Fund may invest in debt instruments, such as notes, bonds, and commercial paper. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market value of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities in which the Fund invests the bulk of its assets are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower rated debt securities. The market for lower rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, and CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.


DURATION RISK
Duration is a measure of a debt security's sensitivity to interest rate changes. Duration is usually expressed in terms of years, with longer durations usually more sensitive to interest rate fluctuations.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in debt securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete a transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ___________________________________________________

Although the Fund generally invests in debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                               RISKS
--------------------------------------------------------------------------------

EUROBONDS AND YANKEE BONDS                               Market, Information,
Bonds issued by foreign branches of U.S. banks           Currency, Political,
("Eurobonds") and bonds issued by a U.S. branch          Diplomatic, Regulatory,
of a foreign bank and sold in the United States          Liquidity, Credit,
("Yankee bonds"). These bonds are bought and             Interest Rate, and
sold in U.S. dollars, but generally carry with           Duration Risks
them the same risks as investing in foreign
securities.
--------------------------------------------------------------------------------
JUNK BONDS                                               Market, Credit,
Debt securities that are rated BB or lower by S&P        Interest Rate, and
or Ba or lower by Moody's tend to pay higher interest    Duration Risks
rates than higher-rated debt securities, but carry
a higher credit risk.
--------------------------------------------------------------------------------
PIK (PAYMENT IN KIND) SECURITIES                         Market, Credit,
A type of bond or preferred stock that pays              Interest Rate, and
interest and/or dividends in the form of additional      Duration Risks
bonds or preferred stock.
--------------------------------------------------------------------------------
STEP-UP BONDS                                            Market, Credit,
A bond that pays one coupon rate (the  interest rate     Interest Rate, and
stated on a bond,  which could be as low as 0%) for an   Duration Risks
initial period followed by a higher coupon rate.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ___% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:


ROBERT J. HICKEY, a vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 2001, Bob served in various capacities at Van Kampen Investments, including director of corporate bonds and senior portfolio manager. He holds a Masters of Management from the Kellogg Graduate School of Management of Northwestern University and a B.A. in Economics and International Affairs from the University of Wisconsin - Madison.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                            YEAR ENDED DECEMBER 31
---------------------------------------------------------------------------------------
                                         2001     2000       1999       1998      1997
PER SHARE DATA
Net Asset Value-Beginning of Period             $11.51     $11.31     $12.46    $11.78
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             1.12       0.93       0.97      0.78
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                (2.46)       0.11     (0.80)      1.26
---------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (1.34)       1.04       0.17      2.04
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income              0.10       0.84       0.98      0.78
Distributions from Capital Gains                  0.00       0.00       0.23      0.58
In Excess of Capital Gains(a)                     0.00       0.00       0.11      0.00
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               0.10       0.84       1.32      1.36
---------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $10.07     $11.51     $11.31    $12.46
=======================================================================================

TOTAL RETURN (b)                              (11.68%)      9.20%      1.42%    17.33%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                               $51,401    $58,379    $42,026   $30,881
Ratio of Expenses to Average
  Net Assets(c)(d)                                1.05      1.05%      0.85%     0.83%
Ratio of Net Investment Income
  to Average Net Assets(c)                       9.94%      8.81%      8.99%     8.67%
Portfolio Turnover Rate                           118%       143%       245%      344%

(a) Distributions in excess of capital gains aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.94% and 1.32%, respectively, and ratio of net investment income to average net assets would have been 8.56% and 8.74%, respectively.
(d) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - HIGH YIELD FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

























PV93  811-8038                                                            9143

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-LEISURE FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.



TABLE OF CONTENTS
Investment Goals, Strategies And Risks............................
Fund Performance..................................................
Fees And Expenses.................................................
Investment Risks..................................................
Principal Risks Associated With The Fund..........................
Temporary Defensive Positions.....................................
Portfolio Turnover................................................
Fund Management...................................................
Portfolio Manager.................................................
Share Price.......................................................
Taxes.............................................................
Dividends And Capital Gain Distributions..........................
Voting Rights.....................................................



                           [INVESCO ICON] INVESCO(R)



The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to the leisure activities. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

To determine whether a potential investment is truly doing business in the leisure sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the leisure sector;
o At least 50% of its assets must be devoted to producing revenues from the leisure sector; or
o Based on other available information, we determine that its primary business is within the leisure sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

We seek firms that can grow their businesses regardless of the economic environment. INVESCO attempts to keep the portfolio well-diversified across the entire leisure sector, adjusting portfolio weightings depending on prevailing economic conditions and relative valuations of securities. This sector depends on consumer discretionary spending which generally falls during economic downturns. Securities of gambling casinos often are subject to high price volatility and are considered speculative. Video and electronic games are subject to risks of rapid obsolescence.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund's investments are diversified across the leisure sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

Since the Fund's shares did not commence operations until October 22, 2001, the Fund does not yet have a sufficient operating history to generate the performance information which other INVESCO funds show in the bar chart and table form in this location in their Prospectuses.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-LEISURE FUND
Management Fees                               ____%
Distribution and Service (12b-1) Fees         None
Other Expenses(1)                             ____%
                                              -----
Total Annual Fund Operating Expenses(1)       ____%
                                              =====

(1)  Based on estimated expenses.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                        1 YEAR    3 YEARS   5 YEARS    10 YEARS
                        $_____    $_____    $_____     $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[GRAPH ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                   ___________________________________________

Although the Fund generally invests in equity securities of companies that are related to the leisure sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
     INVESTMENT                                            RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent  Market, Information,
shares of foreign corporations held by those banks.       Political, Regulatory,
Although traded in U.S. securities markets and valued in  Diplomatic, Liquidity,
U.S. dollars, ADRs carry most of the risks of investing   and Currency Risks
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees    Counterparty Risk
to buy it back at an agreed-upon price and time in the
future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ___% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than ________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is responsible for the day-to-day management of the Fund's portfolio holdings:

MARK D. GREENBERG, a senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1996, Mark was a vice president and global media and entertainment analyst with Scudder, Stevens and Clark. He is a CFA charterholder. Mark holds a B.S.B.A. from Marquette University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[GRAPH ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

April 30, 2002


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - LEISURE FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund will prepare annual and semiannual reports that detail the Fund's actual investments at the report date. An unaudited semiannual report for the Fund will be available August 2002. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, annual report, semiannual report, and SAI of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-8038 and 033-70154.

















P753  811-8038                                                            9215

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-REAL ESTATE OPPORTUNITY FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.


TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................
Fund Performance..............................................
Fees And Expenses.............................................
Investment Risks..............................................
Principal Risks Associated With The Fund......................
Temporary Defensive Positions.................................
Portfolio Turnover............................................
Fund Management...............................................
Portfolio Manager.............................................
Share Price...................................................
Taxes.........................................................
Dividends And Capital Gain Distributions......................
Voting Rights.................................................
Financial Highlights..........................................






                            [INVESCO ICON]INVESCO(R)



The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It also seeks to earn current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REITS"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the real estate sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the real estate sector;
o At least 50% of its assets must be devoted to producing revenues from the real estate sector; or
o Based on other available information, we determine that its primary business is within the real estate sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

While the Fund's investments are diversified across the real estate sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry -- and, therefore, the performance of the Fund -- is highly sensitive to national, regional and local economic conditions, interest rates, property taxes, overbuilding, decline in value of real estate and changes in rental income. In addition to the risks named above, REITS are also subject to the risks of any other equity securities.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the NAREIT Equity REIT Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                       VIF - REAL ESTATE OPPORTUNITY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================

                               [GRAPHIC OMITTED]
                   1999              2000               2001
                   0.35%             28.63%             (0.76%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    6/99     12.58%
Worst Calendar Qtr.   9/99    (8.32%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                                    AS OF 12/31/01
                             ---------------------------------------------------
                                      1 YEAR                   SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Real Estate Opportunity Fund(1)   (0.76%)                      2.01%(2)
NAREIT Equity REIT Index(3)           13.93%                       ____%(2)
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on April 1, 1998. Index comparison begins on March 31, 1998.

(3) The NAREIT Equity REIT Index is an unmanaged index considered representative of the U.S. real estate investment trust equity market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-REAL ESTATE OPPORTUNITY FUND
Management Fees                                  ____%
Distribution and Service (12b-1) Fees            None
Other Expenses(1),(2)                            ____%
                                                 -----
Total Annual Fund Operating Expenses(1),(2)      ____%
                                                 =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ____% and ____%, respectively, of the Fund's average net assets.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR     3 YEARS   5 YEARS  10 YEARS
                                     $_____     $_____    $_____   $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

            _________________________________________________________

Although the Fund generally invests in companies doing business in the real estate industry, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                    Market, Information,
These are securities issued by U.S. banks that         Political, Regulatory,
represent shares of foreign corporations held          Diplomatic, Liquidity,
by those banks.  Although traded in U.S.               and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                          Interest Rate and Market
Trusts that invest in real estate or interests         Risks
in real estate.  Shares of REITs are publicly
traded and are subject to the same risks as
any other security, as well as risks specific
to the real  estate industry,  including decline
in value of real  estate,  general  and  local
economic conditions and interest rate fluctuations.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ___% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ___% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

SEAN KATOF, a vice president of INVESCO, is the portfolio manager of the Fund. Sean joined INVESCO in 1994. He holds an M.S. in Finance and a B.S. in Business Administration from the University of Colorado.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST & DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY

The Fund intends to distribute its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                       PERIOD ENDED
                                          YEAR ENDED DECEMBER 31        DECEMBER 31
----------------------------------------------------------------------------------
                                            2001       2000      1999    1998(a)
PER SHARE DATA                                       $ 7.91    $ 8.22    $ 10.00
Net Asset Value-Beginning of Period
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                      0.15      0.29       0.29
Net Investment Income
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                      2.11    (0.28)     (1.88)
----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       2.26      0.01     (1.59)
----------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                   0.02      0.32       0.19
----------------------------------------------------------------------------------
Net Asset Value-End of Period                       $ 10.15    $ 7.91     $ 8.22
==================================================================================

TOTAL RETURN(b)                                      28.63%    0.35% (15.88%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)             $ 2,456     $625        $501
Ratio of Expenses to Average
  Net Assets(d)(e)                                    1.73%    1.92%    1.90%(f)
Ratio of Net Investment Income to
  Average Net Assets(d)                               3.96%    4.25%    4.94%(f)
Portfolio Turnover Rate                                168%  465%(h)  200%(c)(g)

(a) From April 1, 1998, commencement of investment operations, through December 31, 1998.
(b) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and 1999 and the period ended December 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 5.28%, 9.72% and 8.54% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.41%, (3.55%) and (1.70%) (annualized), respectively.
(e) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g) Portfolio Turnover was greater than expected, due to active trading undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.
(h) Portfolio Turnover was greater than expected, due to active trading undertaken in response to market conditions.

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - REAL ESTATE OPPORTUNITY FUND


You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




























PV17  811-8038                                                          9138

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - SMALL COMPANY GROWTH FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.






TABLE OF CONTENTS
Investment Goals, Strategies And Risks...................................
Fund Performance.........................................................
Fees And Expenses........................................................
Investment Risks.........................................................
Principal Risks Associated With The Fund.................................
Temporary Defensive Positions............................................
Portfolio Turnover.......................................................
Fund Management..........................................................
Portfolio Manager........................................................
Share Price..............................................................
Taxes....................................................................
Dividends And Capital Gain Distributions.................................
Voting Rights............................................................
Financial Highlights.....................................................







                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2002, the smallest company in the Index had a market capitalization of $____ million and the largest company had a market capitalization of $____ billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.


At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the Russell 2000 Index and the Russell 2000 Growth Index. The information in the chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                         VIF - SMALL COMPANY GROWTH FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

         1998                1999               2000          2001
         16.38%              91.06%             (14.98%)      (18.54%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99   47.92%
Worst Calendar Qtr.    9/01  (29.42%)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
--------------------------------------------------------------------------------
                                                1 YEAR         SINCE INCEPTION
                                           -------------------------------------
VIF - Small Company Growth Fund(1)             (18.54%)           10.20%(2)
Russell 2000 Index(3)                           (9.23%)           _____%(2)
Russell 2000 Growth Index(3)                    _____%            _____%
--------------------------------------------------------------------------------

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.

(2) The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
(3) The Russell 2000 Index is an unmanaged index indicative of small capitalization stocks. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - SMALL COMPANY GROWTH FUND
Management Fees                                    ____%
Distribution and Service (12b-1) Fees              None
Other Expenses(1),(2)                              ____%
                                                   -----
Total Annual Fund Operating Expenses(1),(2)        ____%
                                                   =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ____% and ____%, respectively, of the Fund's average net assets.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                    1 YEAR     3 YEARS   5 YEARS  10 YEARS
                    $_____     $_____    $_____   $_____


[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of small businesses are more volatile than those of mid-sized businesses or large businesses.


LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                 ______________________________________________

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity,
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR
INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $___ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

Stacie L. Cowell, a vice president of INVESCO, is the lead portfolio manager of the Fund. Before joining INVESCO in 1997, Stacie was a senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a CFA charterholder. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                 PERIOD ENDED
                                                      YEAR ENDED DECEMBER 31      DECEMBER 31
                                      -------------------------------------------------------
                                        2001         2000       1999      1998        1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                  $ 22.01    $11.51    $ 9.91      $10.00
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                       (0.00)    (0.00)    (0.01)        0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                     (3.35)     10.50      1.62      (0.11)
--------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                      (3.35)     10.50      1.61      (0.09)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
In Excess of Net Investment Income                      0.00      0.00      0.01        0.00
Distributions In Excess of Capital Gains                0.59      0.00      0.00        0.00
--------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     0.59      0.00      0.01        0.00
--------------------------------------------------------------------------------------------
Net Asset Value-End of Period                         $18.07    $22.01    $11.51       $9.91
============================================================================================

TOTAL RETURN(c)                                     (14.98%)    91.06%    16.38%  (0.90%)(d)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                                     $24,765    $4,950    $1,036        $247
Ratio of Expenses to Average
  Net Assets(e)(f)                                     1.37%     1.70%     1.87%    0.61%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)                           (0.64%)   (0.71%)   (0.90%)    0.52%(g)
Portfolio Turnover Rate                                 155%   201%(h)       92%      25%(d)

(a) From August 25, 1997, commencement of investment operations, to December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000 and 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed these expenses, ratio of expenses to average net assets would have been 1.43%, 4.05%, 12.46% and 35.99% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.70%), (3.06%), (11.49%) and (34.86%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Annualized
(h) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions.

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - SMALL COMPANY GROWTH FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.























PV14  811-8038                                                           9136

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.



TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................
Fund Performance..............................................
Fees And Expenses.............................................
Investment Risks..............................................
Principal Risks Associated With The Fund......................
Temporary Defensive Positions.................................
Portfolio Turnover............................................
Fund Management...............................................
Portfolio Manager.............................................
Share Price...................................................
Taxes.........................................................
Dividends And Capital Gain Distributions......................
Voting Rights.................................................
Financial Highlights..........................................




                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests 80% of its assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the technology sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the technology sector;
o At least 50% of its assets must be devoted to producing revenues from the technology sector; or
o Based on other available information, we determine that its primary business is within the technology sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the

Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund's investments are diversified across the technology sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

      1998                    1999               2000          2001
      25.69%                  158.93%            (23.42%)      (45.82%)
--------------------------------------------------------------------------------
Best Calendar Qtr.    12/99    66.65%
Worst Calendar Qtr.    9/01   (42.18%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                AVERAGE ANNUAL TOTAL RETURN
                                                        AS OF 12/31/01
                                              ----------------------------------
                                               1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
VIF-Technology Fund(1)                        (45.82%)            9.96%(2)
S&P 500 Index(3)                              (11.88%)           _____%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on May 21, 1997. Index comparison begins on May 31, 1997.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TECHNOLOGY FUND
Management Fees                             ____%
Distribution and Service (12b-1) Fees       None
Other Expenses(1),(2)                       ____%
                                            -----
Total Annual Fund Operating Expenses(1),(2) ____%
                                            =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ____________.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                          1 YEAR       3 YEARS       5 YEARS     10 YEARS
                          $_____       $_____        $_____      $_____


[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

                  ___________________________________________

Although the Fund generally invests in equity securities of companies engaged in technology-related industries, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity,
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $___ billion for more than ________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of the Fund. Before rejoining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                                                PERIOD
                                                                                ENDED
                                                 YEAR ENDED DECEMBER 31       DECEMBER 31
                                           -----------------------------------------------------
                                            2001      2000        1999         1998      1997(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                  $37.13      $14.34       $11.49       $10.00
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                     (0.01)      (0.00)       (0.03)         0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                   (8.68)       22.79         2.96         1.44
------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                    (8.69)       22.79         2.93         1.49
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                  0.00        0.00         0.01         0.00
In Excess of Net Investment Income                    0.00        0.00         0.01         0.00
Distributions from Capital Gains                      0.00        0.00         0.06         0.00
In Excess of Capital Gains                            0.07        0.00         0.00         0.00
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   0.07        0.00         0.08         0.00
------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                       $28.37      $37.13       $14.34       $11.49
================================================================================================

TOTAL RETURN (c)                                  (23.42%)     158.93%       25.69%    14.80%(d)

RATIOS
Net Assets-End of Period ($000 Omitted)           $443,773     $93,992       $1,577         $414
Ratio of Expenses to Average Net
  Assets(e)(f)                                       1.02%       1.31%        1.40%     0.48%(g)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(e)                         (0.34%)     (0.40%)      (0.14%)     0.95%(g)
Portfolio Turnover Rate                                82%         95%         239%      102%(d)

(a) From May 21, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TECHNOLOGY FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




































PV13 811-8038                                                              9135

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF-TELECOMMUNICATIONS FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.





TABLE OF CONTENTS

Investment Goals, Strategies And Risks..........................
Fund Performance................................................
Fees And Expenses...............................................
Investment Risks................................................
Principal Risks Associated With The Fund........................
Temporary Defensive Positions...................................
Portfolio Turnover..............................................
Fund Management.................................................
Portfolio Manager...............................................
Share Price.....................................................
Taxes...........................................................
Dividends And Capital Gain Distributions........................
Voting Rights...................................................
Financial Highlights............................................












                           [INVESCO ICON] INVESCO(R)


The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.


THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It also seeks current income. The Fund is aggressively managed. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests 65% of its assets (80% effective July 31, 2002) in the equity securities and equity-related instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the telecommunications sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the telecommunications sector;
o At least 50% of its assets must be devoted to producing revenues from the telecommunications sector; or
o Based on other available information, we determine that its primary business is within the telecommunications sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The Fund's investments are diversified across the telecommunications sector. However, because the Fund's investments are limited to a comparatively narrow segment of the economy, the Fund's investments are not as diversified as the investments of most mutual funds and far less diversified than the broad securities markets. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in this Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                          VIF - TELECOMMUNICATIONS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
                            2000             2001
                            (26.17%)         (54.00%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/00  25.71%
Worst Calendar Qtr.     9/01 (42.32%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                               AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
                                             -----------------------------------
                                                1 YEAR        SINCE INCEPTION
--------------------------------------------------------------------------------
VIF Telecommunications Fund(1)                 (54.00%)         (22.54%)(2)
S&P 500 Index(3)                               (11.88%)         ______%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on September 21, 1999. Index comparison begins on September 30, 1999.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TELECOMMUNICATIONS FUND
Management Fees                                ____%
Distribution and Service (12b-1) Fees          None
Other Expenses (1),(2)                         ____%
                                               -----
Total Annual Fund Operating Expenses(1),(2)    ____%
                                               =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the period ended December 31, 2001 were ________________.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

          1 YEAR   3 YEARS  5 YEARS 10 YEARS

          $_____   $_____   $_____   $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest in securities of non-U.S. issuers.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.


                    _________________________________________

Although the Fund generally invests in equity securities of companies that are related to telecommunications, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                     Market, Information,
These are securities issued by U.S. banks               Political, Regulatory,
that represent shares of foreign corporations           Diplomatic, Liquidity,
held by those banks.  Although traded in U.S.           and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was _____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $______ billion for more than ___________shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ______% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a CFA charterholder. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, at least once a year. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                       YEAR ENDED     PERIOD ENDED
                                                       DECEMBER 31     DECEMBER 31
----------------------------------------------------------------------------------
                                                  2001         2000      1999(a)
PER SHARE DATA
Net Asset Value-Beginning of Period               $          $16.45      $10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                            (0.00)       0.00
Net Investment Income (Loss)(b)
Net Gains or (Losses) on Securities                          (4.30)       6.45
   (Both Realized and Unrealized)
----------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             (4.30)       6.45
==================================================================================
LESS DISTRIBUTIONS
Distributions In Excess of Net
  Investment Income(c)                                         0.00        0.00
Distributions In Excess of Capital Gains                       0.04        0.00
==================================================================================
TOTAL DISTRIBUTIONS                                            0.04        0.00
==================================================================================
Net Asset Value-End of Period                     $          $12.11      $16.45
==================================================================================

TOTAL RETURN (d)                                           (26.17%)   64.50%(e)

RATIOS
Net Assets-End of Period ($000 Omitted)           $      $ 207,644      $67,650
Ratio of Expenses to Average Net Assets(f)(g)                1.06%     1.27%(h)
Ratio of Net Investment Income (Loss)
  to Average Net Assets(f)                                 (0.16%)     0.11%(h)
Portfolio Turnover Rate                                        51%       15%(e)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 2000 and for the period ended December 31, 1999.
(c) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized) respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

APRIL 30, 2002


INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TELECOMMUNICATIONS FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.

















P739 811-8038                                                             9140

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TOTAL RETURN FUND


A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.





TABLE OF CONTENTS
Investment Goals, Strategies And Risks......................
Fund Performance............................................
Fees And Expenses...........................................
Investment Risks............................................
Principal Risks Associated With The Fund....................
Temporary Defensive Positions...............................
Portfolio Turnover..........................................
Fund Management.............................................
Portfolio Managers..........................................
Share Price.................................................
Taxes.......................................................
Dividends And Capital Gain Distributions....................
Voting Rights...............................................
Financial Highlights........................................







                             [INVESCO ICON] INVESCO



The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities.

The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at INVESCO's discretion, based upon current business, economic, and market conditions.

INVESCO considers a combination of historic financial results, current prices for stocks, and the current yield to maturity available in the debt securities markets. To determine the actual allocations, the return that INVESCO believes is available from each category of investments is weighed against the returns expected from other categories. This analysis is continual, and is updated with current market information.

The Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Since INVESCO has discretion to allocate the amounts of equity securities and debt securities held by the Fund, there is an additional risk that the portfolio of the Fund may not be allocated in the most advantageous way between equity and debt securities, particularly in times of significant market movements.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as potential conflicts, credit, debt securities, foreign securities, interest rate, duration, liquidity, derivatives, options and futures, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index and the Lehman Government/Corporate Bond Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                              VIF-TOTAL RETURN FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                                [GRAPH OMITTED]

1995         1996       1997        1998       1999        2000        2001
22.79%       12.18%     22.91%      9.56%      (3.40%)     (2.17%)     (1.47%)
--------------------------------------------------------------------------------
Best Calendar Qtr.       6/97       10.73%
Worst Calendar Qtr.      9/99     (10.12)%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                                       AS OF 12/31/01
                                         ---------------------------------------
                                         1 YEAR     5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Total Return Fund(1)               (1.47%)      4.63%         7.72%(2)
S&P 500 Index(3)                        (11.88%)     10.70%        _____%(2)
Lehman Government/Corporate
  Bond Index(3)                           8.50%       7.37%        _____%(2)
--------------------------------------------------------------------------------

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on June 2, 1994. Index comparisons begin on ________________, 1994.
(3) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Lehman Government/Corporate Bond Index is an unmanaged index indicative of the broad domestic fixed-income market. Please keep in mind that the indexes do not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF-TOTAL RETURN FUND
Management Fees                              ____%
Distribution and Service (12b-1) Fees        None
Other Expenses(1),(2)                        ____%
                                             -----
Total Annual Fund Operating Expenses(1),(2)  ____%
                                             =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ________% and ________%, respectively, of the Fund's average net assets.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS   5 YEARS 10 YEARS
                            $______    $______   $______  $______

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity and debt markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investment. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

CREDIT RISK
The Fund may invest in debt instruments, such as notes and bonds. There is a possibility that the issuers of these instruments will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its debt instruments and may affect their value.

DEBT SECURITIES RISK
Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund invests. A decline in interest rates tends to increase the market values of debt securities in which the Fund invests.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful but not certain guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." A debt security is considered lower grade if it is rated Ba or less by Moody's or BB or less by S&P.

Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Junk bonds are perceived by independent rating agencies as having a greater risk that their issuers will not be able to pay the interest and principal as they become due over the life of the bond. In addition to the loss of interest payments, the market value of a defaulted bond would likely drop, and the Fund would be forced to sell it at a loss. Debt securities rated lower than B by either S&P or Moody's are usually considered to be highly speculative.

In addition to poor individual company performance in the marketplace or in internal management, a significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could hurt their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely affect issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B, or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

FOREIGN SECURITIES RISKS

Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union
     (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

INTEREST RATE RISK
Changes in interest rates will affect the resale value of debt securities held in the Fund's portfolio. In general, as interest rates rise, the resale value of debt securities decreases; as interest rates decline, the resale value of debt securities generally increases. Debt securities with longer maturities usually are more sensitive to interest rate movements.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.


PREPAYMENT RISK
The Funds may invest in Government Agency mortgage-backed securities. In the event that a high volume of mortgages are prepaid, thereby reducing income from interest on the principal of such mortgages, the opportunity for the Fund to earn income may be decreased.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ___________________________________________________

Although the Fund generally invests in common stocks and debt securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
     INVESTMENT                                           RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent  Market, Information,
shares of foreign corporations held by those banks.       Political, Regulatory,
Although traded in U.S. securities markets and valued     Diplomatic, Liquidity,
in U.S. dollars, ADRs carry most of the risks of          and Currency Risks
investing directly in foreign securities.

--------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
These are securities issued by the FHLMC and the FNMA     Prepayment and
and guaranteed by the GNMA and backed by mortgages.       Interest Rate Risks
The Fund receives payments out of the interest and principal on the underlying mortgages.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees    Credit and Counter-
to buy it back at an agreed-upon price and time in the    party Risks
future.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     INVESTMENT                                           RISKS
--------------------------------------------------------------------------------
RULE 144A SECURITIES
Securities that are not registered, but which are         Liquidity Risk
bought and sold solely by institutional investors.
The Fund considers many Rule 144A securities to be
"liquid," although the market for such securities
typically is less active than the public securities
markets.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ______% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $_____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid _____% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of the Fund's portfolio holdings:

CHARLES P. MAYER, Director of Income Equity Investments and a director and a senior vice president of INVESCO, is the lead manager of the Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse pension. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

RICHARD R. HINDERLIE, a vice president of INVESCO, is the co-portfolio manager of the Fund. Dick joined INVESCO in 1993. He holds an M.B.A. from Arizona State University and a B.A. in Economics from Pacific Lutheran University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                              YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------
                                                 2001      2000     1999     1998     1997
PER SHARE DATA
Net Asset Value-Beginning of Period                      $15.58   $16.58   $15.81   $13.21
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.33     0.41     0.37     0.36
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                         (0.73)   (0.98)     1.13     2.66
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                         (0.40)  (0.57)      1.50     3.02
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                      0.06     0.37      0.36     0.34
In Excess of Net Investment Income                        0.00     0.00      0.00     0.00
Distributions from Capital Gains                          0.62     0.06      0.37     0.08
In Excess of Capital Gains                                1.29     0.00      0.00     0.00
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       1.97     0.43      0.73     0.42
------------------------------------------------------------------------------------------
Net Asset Value-End of Period                            13.21   $15.58    $16.58   $15.81
==========================================================================================

TOTAL RETURN(a)                                        (2.17%)  (3.40%)     9.56%   22.91%
RATIOS
Net Assets  End of Period ($000 Omitted)               $19,851  $27,739   $35,630  $23,268
Ratio of Expenses to Average
  Net Assets(b)(c)                                       1.21%    1.17%     1.01%    0.92%
Ratio of Net Investment Income to
  Average Net Assets(b)                                  2.38%    2.14%     2.50%    3.07%
Portfolio Turnover Rate                                   103%      36%       17%      27%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.44%, 1.01%, 1.10% and 1.30%, respectively, and ratio of net investment income to average net assets would have been 2.15%, 2.50%, 2.89% and 3.08%, respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - TOTAL RETURN FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.






























PV92  811-8038                                                      9142

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

A MUTUAL FUND SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks........................
Fund Performance..............................................
Fees And Expenses.............................................
Investment Risks..............................................
Principal Risks Associated With The Fund......................
Temporary Defensive Positions.................................
Portfolio Turnover............................................
Fund Management...............................................
Portfolio Manager.............................................
Share Price...................................................
Taxes.........................................................
Dividends And Capital Gain Distributions......................
Voting Rights.................................................
Financial Highlights..........................................

                            [INVESCO ICON]INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

The Fund is used solely as an investment vehicle for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable annuity or variable life insurance contract that offers the Fund as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Fund.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Fund.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO

--------------------------------------------------------------------------------

[KEY ICON] [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks capital growth. It also seeks current income. The Fund is aggressively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies that produce, generate, transmit, or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in a particular sector, a company must meet at least one of the following tests:

o At least 50% of its gross income or its net sales must come from activities in the utilities sector;
o At least 50% of its assets must be devoted to producing revenues from the utilities sector; or
o Based on other available information, we determine that its primary business is within the utilities sector.

INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund's investments are diversified, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means that the Fund tends to be more volatile than other mutual funds, and the values of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly.

Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Normally, INVESCO seeks to keep the portfolio divided among the electric utilities, natural gas, and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions.

The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for the Fund compared to the S&P 500 Index and the S&P Utility Index. The information in the chart and table illustrates the variability of the Fund's total returns and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

The Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                               VIF-UTILITIES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]

1996           1997           1998           1999           2000        2001
12.76%         23.41%         25.48%         19.13%         5.28%       (32.41%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98      17.18%
Worst Calendar Qtr.      9/01     (21.60%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                                           AS OF 12/31/01
                            ----------------------------------------------------
                                       1 YEAR     5 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Utilities Fund(1)              (32.41%)      5.59%         7.09%(2)
S&P 500 Index(3)                     (11.88%)     10.70%         ____%(2)
S&P Utility Index(3)                 (30.44%)      7.69%         ____%(2)
--------------------------------------------------------------------------------

(1)Total  return  figures  include  reinvested   dividends  and  capital  gain
   distributions and the effect of the Fund's expenses.

(2)The Fund commenced investment operations on January 3, 1995. Index comparisons begin on ____________, 1995.

(3)The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market, while the S&P Utility Index is an unmanaged index of domestic utilities stocks. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual return.

FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - UTILITIES FUND
Management Fees                                 ____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           ____%
Total Annual Fund Operating Expenses(1),(2)
                                                ====%

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ______% and ______%, respectively, of the Fund's average net assets.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to the Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that the Fund's operating expenses remain the same. Although the actual costs and performance of the Fund may be higher or lower, based on these assumptions your costs would be:

                1 YEAR          3 YEARS         5 YEARS         10 YEARS

                $_____          $______         $______         $_______

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to the Fund. The principal risks of any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of the Fund's underlying investments.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of allocating your contract values to the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
The Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

               ---------------------------------------------------

Although the Fund generally invests in equity securities of companies doing business in the utilities sector, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                             RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)                    Market, Information,
These are securities issued by U.S. banks that         Political, Regulatory,
represent shares of foreign corporations held          Diplomatic, Liquidity,
by those banks.  Although traded in U.S.               and Currency Risks
securities markets and valued in U.S. dollars,
ADRs carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  Counterparty Risk
A contract under which the seller of a security
agrees to buy it back at an agreed-upon price
and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Fund's portfolio. Therefore, the Fund may have a higher portfolio turnover rate than many other mutual funds. The Fund's portfolio turnover rate was ____% for the fiscal year ended December 31, 2001.

A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.


[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $_____ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $______ billion for more than ___________shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid ______% of its average annual net assets to INVESCO for its advisory services in the fiscal year ended December 31, 2001.

[INVESCO ICON]  PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:


JEFFREY G. MORRIS, a vice president of INVESCO, is the portfolio manager of the Fund. Jeff joined INVESCO in 1991 and is a CFA charterholder. He holds an M.S. in Finance from the University of Colorado - Denver and a B.S. in Business Administration from Colorado State University.


[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[GRAPH ICON] TAXES

The Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If the Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Fund are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of the Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY

The Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by the Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Fund's net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Fund are reinvested in additional shares of the Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of the Fund are owned by your insurance company and not by you directly, you will not vote shares of the Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                   YEAR ENDED DECEMBER 31
                                      ---------------------------------------------------------------
                                             2001         2000         1999         1998         1997
PER SHARE DATA
Net Asset Value - Beginning of Period                   $20.97       $17.78       $14.40       $11.95
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.17         0.22         0.25         0.31
Net Gains on Securities
   (Both Realized and Unrealized)                         0.87         3.17         3.41         2.48
-----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                          1.04         3.39         3.66         2.79
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                      0.03         0.20         0.24         0.29
In Excess of Net Investment Income                        0.00         0.00         0.00         0.00
Distributions from Capital Gains                          0.92         0.00         0.03         0.05
In Excess of Net Realized Gains                           0.00         0.00         0.01         0.00
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       0.95         0.20         0.28         0.34
-----------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                         $21.06       $20.97       $17.78       $14.40
=====================================================================================================

TOTAL RETURN(a)                                          5.28%       19.13%        25.48%      23.41%
RATIOS
Net Assets - End of Period ($000 Omitted)              $12,300       $9,137        $6,993      $4,588
Ratio of Expenses to Average Net Assets(b)(c)            1.22%        1.20%         1.08%       0.99%
Ratio of Net Investment Income to
  Average Net Assets(b)                                  0.94%        1.15%         1.73%       2.92%
Portfolio Turnover Rate                                    50%          40%           35%         33%

(a) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(b) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999, 1998, 1997 and 1996. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.41%, 1.53%, 1.60%, 2.07% and 5.36%, respectively, and ratio of net investment income (loss) to average net assets would have been 0.75%, 0.82%, 1.21%, 1.84% and (1.28%), respectively.
(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - UTILITIES FUND

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Fund may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report, and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.
























PV94  811-8038                                                      9144

PROSPECTUS | APRIL 30, 2002

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS (R)
--------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND
INVESCO VIF - HEALTH SCIENCES FUND
INVESCO VIF - TECHNOLOGY FUND
INVESCO VIF - TELECOMMUNICATIONS FUND
INVESCO VIF - DYNAMICS FUND

FIVE MUTUAL FUNDS SOLD EXCLUSIVELY TO INSURANCE COMPANY SEPARATE ACCOUNTS FOR VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS.

TABLE OF CONTENTS
Investment Goals, Strategies And Risks....................
Fund Performance..........................................
Fees And Expenses.........................................
Investment Risks..........................................
Principal Risks Associated With The Funds.................
Temporary Defensive Positions.............................
Portfolio Turnover........................................
Fund Management...........................................
Portfolio Managers........................................
Share Price...............................................
Taxes.....................................................
Dividends And Capital Gain Distributions..................
Voting Rights.............................................
Financial Highlights......................................

                            [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

The Funds are used solely as investment vehicles for variable annuity or variable life insurance contracts issued by certain life insurance companies. You cannot purchase shares of the Funds directly. As an owner of a variable annuity or variable life insurance contract that offers the Funds as an investment option, however, you may allocate your contract values to a separate account of the insurance company that invests in shares of the Funds.

Your variable annuity or variable life insurance contract is offered through its own prospectus, which contains information about that contract, including how to purchase the contract and how to allocate contract values to the Funds.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON]      INVESTMENT GOALS & STRATEGIES
[ARROWS ICON]   POTENTIAL INVESTMENT RISKS
[GRAPH ICON]    PAST PERFORMANCE
[INVESCO ICON]  WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON]  [ARROWS ICON]  INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Funds seek long-term capital growth. Telecommunications Fund also attempts to earn income. The Funds are aggressively managed, with the exception of Dynamics Fund, which is actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

FACTORS THAT APPLY TO FINANCIAL SERVICES, HEALTH SCIENCES, TECHNOLOGY AND TELECOMMUNICATIONS FUNDS

Each Fund invests primarily in the equity securities of companies doing business in the economic sector described by its name. A portion of each Fund's assets is not required to be invested in the sector. To determine whether a potential investment is truly doing business in the sector, a company must meet at least one of the following tests:

     o At least 50% of its gross income or its net sales must come from activities in the sector;
     o At least 50% of its assets must be devoted to producing revenues from the sector; or
     o Based on other available information, we determine that its primary business is within the sector.

INVESCO uses a "bottom up" investment approach to create each Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, each Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. We prefer markets and industries where leadership is in a few hands, and we tend to avoid slower-growing markets or industries.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

With each Fund's investments are diversified across the sector on which it focuses, each Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because each Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Funds tend to be more volatile than other mutual funds, and the value of their portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in a Fund may rise or fall rapidly.

The Funds are subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in any Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in a Fund may lose money.

[KEY ICON]  INVESCO VIF - FINANCIAL SERVICES FUND

The Fund normally invests at least 80% of the assets in equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies.

We place a greater emphasis on companies that are increasing their revenue streams along with their earnings. We seek companies that we believe can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate-sensitive. We seek companies with successful sales and marketing cultures and that leverage technologies in their operations and distributions. We adjust portfolio weightings depending on current economic conditions and relative valuations of securities.

This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries.

[KEY ICON]  INVESCO VIF - HEALTH SCIENCES FUND

The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies.

We seek to target strongly managed, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities. Well-established health care companies typically provide liquidity and earnings visibility for the portfolio and represent core holdings in the Fund. The Fund also invests in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products. The companies often have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability.

Changes in government regulation could also have an adverse impact. Continuing technological advances may mean rapid obsolescence of products and services.

[KEY ICON]  INVESCO VIF - TECHNOLOGY FUND

The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, applied technology, biotechnology, communications, computers, electronics, Internet, IT services and consulting, software, telecommunications equipment and services, IT infrastructure, and networking companies. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

A core portion of the Fund's portfolio is invested in market-leading technology companies among various subsectors in the technology universe that we believe will maintain or improve their market share regardless of overall economic conditions. These companies are leaders in their fields and are believed to have a strategic advantage over many of their competitors. The remainder of the Fund's portfolio consists of faster-growing, more volatile technology companies that INVESCO believes to be emerging leaders in their fields. The market prices of these companies tend to rise and fall more rapidly than those of larger, more established companies.

[KEY ICON]  INVESCO VIF - TELECOMMUNICATIONS FUND

The Fund normally invests 65% of its assets (80% effective July 31, 2002) in equity securities and equity-related instruments of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies.

The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector.

We select stocks based on projected total return for individual companies, while also analyzing country-specific factors that might affect stock performance or influence company valuation. Normally, the Fund will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio. The Fund's portfolio emphasizes strongly managed market leaders, with a lesser weighting on small, faster-growing companies that offer new products or services and/or are increasing their market share.

[KEY ICON]  INVESCO VIF - DYNAMICS FUND

The Fund invests at least 65% of its assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At March 31, 2002, the smallest company in the Index had a market capitalization of $_______ million and the largest company had a market capitalization of $______ billion. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution, or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

At any given  time,  the Fund may be  subject  to sector  risk.  Companies  with similar lines of business (for example, financial services, health, or technology) may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Although the Fund is diversified, it has the ability to concentrate investments in one or more sectors. If the portfolio co-managers allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Fund is subject to other principal risks such as potential conflicts, market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that an investment in the Fund may lose money.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' actual yearly performance (commonly known as their "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2001 for each of those Funds compared to the following relevant indexes: S&P 500 Index, S&P MidCap 400 Index, and Russell Midcap Growth Index. The information in the charts and table illustrates the variability of each Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

Each Fund's returns are net of its expenses, but do NOT reflect the additional fees and expenses of your variable annuity or variable life insurance contract. If those contract fees and expenses were included, the returns would be less than those shown.

--------------------------------------------------------------------------------
                           VIF-FINANCIAL SERVICES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
                    2000                            2001
                    24.80%                          (9.88%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      9/00    22.11%
Worst Calendar Qtr.     3/00   (0.99%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            VIF-HEALTH SCIENCES FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(3)
================================================================================
                               [GRAPHIC OMITTED]
             1998            1999            2000            2001
             42.85%          4.86%           30.54%         (12.59%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   15.79%
Worst Calendar Qtr.      6/99   (5.48%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               VIF-TECHNOLOGY FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(4)
================================================================================
                               [GRAPHIC OMITTED]
             1998            1999            2000            2001
             25.69%          158.93%         (23.42%)        (45.82)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   66.65%
Worst Calendar Qtr.     12/00  (36.40%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           VIF-TELECOMMUNICATIONS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(2)
================================================================================
                               [GRAPHIC OMITTED]
                    2000                            2001
                    (26.17%)                        (54.00%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   59.40%
Worst Calendar Qtr.     12/00  (31.96%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                VIF-DYNAMICS FUND
                        ACTUAL ANNUAL TOTAL RETURN(1),(5)
================================================================================
                               [GRAPHIC OMITTED]

             1998            1999            2000            2001
             19.35%          55.60%          (3.55%)         (31.14%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   33.23%
Worst Calendar Qtr.     12/00  (22.99%)
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURN
                                                         AS OF 12/31/01
                                             -----------------------------------
                                                 1 YEAR          SINCE INCEPTION
--------------------------------------------------------------------------------
VIF - Financial Services Fund(1)                 (9.88%)           10.22%(2)
VIF - Telecommunications Fund(1)                (54.00%)          (22.54%)(2)
S&P 500 Index(6)                                (11.88%)           _____%(2)

VIF - Health Sciences Fund(1)                   (12.59%)           14.76%(3)
S&P 500 Index(6)                                (11.88%)           _____%(3)

VIF - Technology Fund(1)                        (45.82%)            9.96%(4)
S&P 500 Index(6)                                (11.88%)           _____%(4)

VIF - Dynamics Fund(1)                          (31.14%)            5.75%(5)
S&P Midcap 400 Index(6)                          (0.62%)            ____%(5)
Russell Midcap Growth Fund(6)                   (20.15%)            ____%(5)

(1) Total return figures include reinvested dividends and capital gain distribution and the effect of the Fund's expenses.
(2) The Fund commenced investment operations on September 21, 1999. Index comparison begins on September 30, 1999.
(3) The Fund commenced investment operations on May 22, 1997. Index comparison begins on May 31, 1997.
(4) The Fund commenced investment operations on May 21, 1997. Index comparison begins on May 31, 1997.
(5) The Fund commenced investment operations on August 25, 1997. Index comparison begins on August 31, 1997.
(6) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The S&P MidCap 400 Index is an unmanaged index that shows performance of domestic mid-capitalization stocks. The Russell Mid-Cap Growth Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. Please keep in mind that the indexes do not pay brokerage, management or administrative expenses, all of which are paid by the Funds and are reflected in their annual return.


FEES AND EXPENSES

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

VIF - FINANCIAL SERVICES FUND
Management Fees                                 _____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           _____%

Total Annual Fund Operating Expenses(1),(2)     =====%

VIF - HEALTH SCIENCES FUND
Management Fees                                 _____%
Distribution and Service (12b-1) Fees           None
Other Expenses(1),(2)                           _____%
Total Annual Fund Operating Expenses(1),(2)
                                                =====%

VIF - TECHNOLOGY FUND
Management Fees                                 _____%
Distribution and Services (12b-1) Fees          None
Other Expenses(1),(2)                           _____%
Total Annual Fund Operating Expenses(1),(2)
                                                =====%
VIF - TELECOMMUNICATIONS FUND
Management Fees                                 _____%
Distribution and Services (12b-1) Fees          None
Other Expenses (1),(2)                          _____%
Total Annual Fund Operating Expenses(1),(2)
                                                =====%

VIF - DYNAMICS FUND
Management Fees                                 _____%
Distribution and Services (12b-1) Fees          None
Other Expenses (1),(2)                          _____%
Total Annual Fund Operating Expenses(1),(2)
                                                =====%

(1) The Funds' Actual Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement.
(2) Certain expenses of the Funds were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, VIF-Dynamics Fund's, VIF-Financial Services Fund's, VIF-Health Sciences Fund's, VIF-Technology Fund's, and VIF-Telecommunications Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2001 were ______________.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds.

The Example assumes a $10,000 allocation to a Fund for the time periods indicated and does NOT reflect any of the fees or expenses of your variable annuity or variable life insurance contract. The Example also assumes a hypothetical 5% return each year and that a Fund's operating expenses remain the same. Although the actual costs and performance of each Fund may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR          3 YEARS         5 YEARS         10 YEARS
VIF-Financial Services Fund     $_____          $_____          $_____          $_____
VIF-Health Sciences Fund        $_____          $_____          $_____          $_____
VIF-Technology Fund             $_____          $_____          $_____          $_____
VIF-Telecommunications Fund     $_____          $_____          $_____          $_____
VIF-Dynamics Fund               $_____          $_____          $_____          $_____

[ARROWS ICON] INVESTMENT RISKS

BEFORE ALLOCATING CONTRACT VALUES TO THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you allocate contract values to a Fund. The principal risks of any mutual fund, including the Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of Fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special factors associated with the policies discussed below in determining the appropriateness of allocating your contract values to a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

POTENTIAL CONFLICTS
Although it is unlikely, there potentially may be differing interests involving the Funds among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. VIF-Dynamics,
VIF-Financial Services, VIF-Health Sciences and VIF-Technology Fund may each invest up to 25% of its assets in securities of non-U.S. issuers; VIF-Telecommunications Fund may invest an unlimited amount of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may affect the Fund's performance because it results in higher brokerage commissions.

     ----------------------------------------------------------------------

Although VIF - Dynamics Fund generally invests in publicly traded equity securities of growing companies; and VIF - Financial Services, VIF - Health Sciences, VIF - Technology and VIF - Telecommunications Funds generally invest in equity securities of companies that are related to their respective sectors, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S.       Market, Information,
banks that represent shares of foreign    Political, Regulatory,
corporations held by those banks.         Diplomatic, Liquidity, and
Although traded in U.S. securities        Currency Risks
markets and valued in U.S. dollars, ADRs
carry most of the risks of investing
directly in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a    Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of each Fund by investing in securities that are highly liquid such as high-quality money market instruments, like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of each Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade each Fund's portfolio. Therefore, a Fund may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended December 31, 2001, were:

VIF-Financial Services Fund                     ______%
VIF-Health Sciences Fund                        ______%
VIF-Technology Fund                             ______%
VIF-Telecommunications Fund                     ______%
VIF-Dynamics Fund                               ______%


A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISOR

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $___ BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Funds. INVESCO was founded in 1932 and manages over $_____ billion for more than _________ shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, INVESCO Distributors, Inc. ("IDI") is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended December 31, 2001:

--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF AVERAGE
FUND                                      ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------
VIF-Financial Services Fund                             _____%
VIF-Health Sciences Fund                                _____%
VIF-Technology Fund                                     _____%
VIF-Telecommunications Fund                             _____%
VIF-Dynamics Fund                                       _____%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's portfolio holdings:

FUND                                         PORTFOLIO MANAGER(S)

VIF - Financial Services                     Joseph W. Skornicka
VIF - Health Sciences                        Thomas R. Wald
VIF - Technology                             William R. Keithler
VIF - Telecommunications                     Brian B. Hayward
VIF - Dynamics                               Timothy J. Miller

BRIAN B. HAYWARD, a senior vice president of INVESCO, is the portfolio manager of VIF-Telecommunications Fund. Before joining INVESCO in 1997, Brian was a senior equity analyst with Mississippi Valley Advisors in St. Louis, Missouri. He is a CFA charterholder. Brian holds an M.A. in Economics and a B.A. in Mathematics from the University of Missouri.

WILLIAM R. KEITHLER, Director of Sector Management and a senior vice president of INVESCO, is the portfolio manager of VIF-Technology Fund. Before re-joining INVESCO in 1998, Bill was a portfolio manager with Berger Associates, Inc. He is a CFA charterholder. Bill holds an M.S. from the University of Wisconsin - Madison and a B.A. from Webster College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of VIF-Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

JOSEPH W. SKORNICKA, a vice president of INVESCO, is the portfolio manager of VIF-Financial Services Fund. Before joining INVESCO in 2001, Joe was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. He is a CFA charterholder. Joe holds an M.B.A. from the University of Michigan and a B.A. from Michigan State University.

THOMAS R. WALD, a vice president of INVESCO, is the portfolio manager of VIF-Health Sciences Fund. Before joining INVESCO in 1997, Tom was an analyst with Munder Capital Management, Duff & Phelps and Prudential Investment Corp. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
-----------------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of a Fund's shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends and national holidays in the U.S.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[GRAPH ICON] TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"). If a Fund continues to qualify as a regulated investment company and complies with the appropriate provisions of the Code, it will pay no federal income taxes on the amounts it distributes.

Because the shareholders of the Funds are insurance companies (such as the one that issues your contract), you would not be considered to be an owner of shares of a Fund. Therefore, no discussion of the federal income tax consequences to shareholders is included here. For information about the federal tax consequences of purchasing the contracts, see the prospectus for your contract.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY.

Each Fund intends to distribute substantially all of its net investment income, if any, in dividends to its shareholders. For dividend purposes, net investment income consists of all dividends or interest earned by a Fund's investments, minus the Fund's expenses (including the advisory fee). All of the Funds' net realized capital gains, if any, are distributed periodically, no less frequently than annually. All dividends and distributions of the Funds are reinvested in additional shares of a Fund at net asset value.

[INVESCO ICON] VOTING RIGHTS

Since the shares of each Fund are owned by your insurance company and not by you directly, you will not vote shares of a Fund. Your insurance company will vote the shares that it holds as required by state and federal law. Your contract prospectus contains more information on your rights to instruct your insurance company how to vote Fund shares held in connection with your contract.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Funds for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the annual percentages that an investor would have earned (or lost) on an investment in a share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Variable Investment Funds, Inc.'s 2000 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                YEAR ENDED     PERIOD ENDED
                                                                DECEMBER 31     DECEMBER 31
-------------------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND             2001                2000           1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                             $11.10            $10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.03              0.01
Net Gains on Securities
   (Both Realized and Unrealized)                                   2.72              1.09
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                    2.75              1.10
==========================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)                             0.00              0.00
Distributions In Excess of Capital Gains                            0.01              0.00
==========================================================================================
TOTAL DISTRIBUTIONS                                                 0.01              0.00
==========================================================================================
Net Asset Value - End of Period                                   $13.84            $11.10
==========================================================================================

TOTAL RETURN(c)                                                   24.80%         11.00%(d)
RATIOS
Net Assets - End of Period ($000 Omitted)                       $220,316            $9,179
Ratio of Expenses to Average Net Assets(e)(f)                      1.09%          1.39%(g)
Ratio of Net Investment Income to Average Net Assets(e)            0.66%          0.67%(g)
Portfolio Turnover Rate                                             114%            37%(d)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Distributions from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09% and 2.48% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 0.66% and (0.42%)(annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized

                                                                                               PERIOD ENDED
                                                                  YEAR ENDED DECEMBER 31        DECEMBER 31
-----------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND                2001         2000         1999         1998         1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                      $16.02       $15.29       $11.04         $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                                        0.05         0.02         0.05           0.10
Net Gains on Securities
   (Both Realized and Unrealized)                            4.84         0.72         4.66           0.94
----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             4.89         0.74         4.71           1.04
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)                      0.00         0.01         0.03           0.00
Distributions from Capital Gains                             0.00         0.00         0.34           0.00
In Excess of Net Realized Gains                              0.02         0.00         0.09           0.00
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                          0.02         0.01         0.46           0.00
----------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                            $20.89       $16.02       $15.29         $11.04
==========================================================================================================

TOTAL RETURN(d)                                            30.54%        4.86%       42.85%      10.40%(e)
RATIOS
Net Assets - End of Period ($000 Omitted)                $353,398      $11,652       $2,378           $423
Ratio of Expenses to Average Net Assets(f)(g)               1.07%        1.48%        1.27%       0.60%(h)
Ratio of Net Investment Income to Average Net Assets(f)     0.68%        0.36%        0.35%       2.34%(h)
Portfolio Turnover Rate                                      145%         173%         107%        112%(e)

(a) From May 22, 1997, commencement of investment operations, through December 31, 1997.
(b) The per share information was computed based on average shares for the year ended December 31, 1998.
(c) Dividends from Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.07%, 2.85%, 4.20% and 21.45% (annualized), respectively, and ratio of net investment income
     (loss) to average net assets would have been 0.68%, (1.01%), (2.58%) and (18.51%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

                                                                                                     PERIOD
                                                                                                      ENDED
                                                                 YEAR ENDED DECEMBER 31         DECEMBER 31
-----------------------------------------------------------------------------------------------------------
INVESCO VIF-TECHNOLOGY FUND                  2001         2000          1999          1998          1997(a)
PER SHARE DATA
Net Asset Value  Beginning of Period                    $37.13        $14.34        $11.49           $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                         (0.01)        (0.00)         (0.03)            0.05
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                       (8.68)         22.79           2.96            1.44
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (8.69)         22.79           2.93            1.49
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                      0.00          0.00           0.01            0.00
In Excess of Net Investment Income                        0.00          0.00           0.01            0.00
Distributions from Capital Gains                          0.00          0.00           0.06            0.00
In Excess of Capital Gains                                0.07          0.00           0.00            0.00
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       0.07          0.00           0.08            0.00
-----------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                         $28.37        $37.13         $14.34          $11.49
===========================================================================================================

TOTAL RETURN(c)                                       (23.42%)       158.93%         25.69%       14.80%(d)
RATIOS
Net Assets - End of Period ($000 Omitted)             $443,773       $93,992         $1,577            $414
Ratio of Expenses to Average Net Assets(f)               1.02%         1.31%          1.40%        0.48%(g)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(e)                                (0.34%)       (0.40%)        (0.14%)        0.95%(g)
Portfolio Turnover Rate                                    82%           95%           239%         102%(d)

(a) From May 21, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(c) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.02%, 1.52%, 6.47% and 19.25% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.34%), (0.61%), (5.21%) and (17.82%) (annualized), respectively.
(f) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized

                                                                YEAR ENDED     PERIOD ENDED
                                                                DECEMBER 31     DECEMBER 31
-------------------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND             2001                2000           1999(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                             $16.45            $10.00
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                                   (0.00)              0.00
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                 (4.30)              6.45
------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                  (4.30)              6.45
==========================================================================================
LESS DISTRIBUTIONS
Distributions In Excess of Net Investment Income(c)                 0.00              0.00
Distributions In Excess of Capital Gains                            0.04              0.00
==========================================================================================
TOTAL DISTRIBUTIONS                                                 0.04              0.00
==========================================================================================
Net Asset Value - End of Period                                   $12.11            $16.45
==========================================================================================

TOTAL RETURN(d)                                                 (26.17%)         64.50%(e)
RATIOS
Net Assets - End of Period ($000 Omitted)                       $207,644           $67,650
Ratio of Expenses to Average Net Assets(f)(g)                      1.06%          1.27%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets(f)   (0.16%)          0.11%(h)
Portfolio Turnover Rate                                              51%            15%(e)

(a) From September 21, 1999, commencement of investment operations, through December 31, 1999.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended December 31, 2000 and for the period ended December 31, 1999.
(c) Distributions In Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended December 31, 2000.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the periods shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the year ended December 31, 2000 and the period ended December 31, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.06% and 1.28% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.16%) and 0.10% (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

                                                                                                     PERIOD
                                                                                                      ENDED
                                                                 YEAR ENDED DECEMBER 31         DECEMBER 31
-----------------------------------------------------------------------------------------------------------
INVESCO VIF-DYNAMICS FUND                    2001         2000          1999          1998          1997(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                   $18.90        $12.15        $10.34           $10.00
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)(b)                         (0.00)          0.00         (0.00)            0.02
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                       (0.67)          6.75           1.98            0.32
-----------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                        (0.67)          6.75           1.98            0.34
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)                   0.00          0.00           0.02            0.00
In Excess of Net Investment Income (c)                    0.00          0.00           0.00            0.00
Distributions from Capital Gains                          0.00          0.00           0.15            0.00
In Excess of Capital Gains                                0.02          0.00           0.00            0.00
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       0.02          0.00           0.17            0.00
-----------------------------------------------------------------------------------------------------------
Net Asset Value - End of Period                         $18.21        $18.90         $12.15          $10.34
===========================================================================================================

TOTAL RETURN(d)                                        (3.55%)        55.60%         19.35%        3.40%(e)
RATIOS
Net Assets - End of Period ($000 Omitted)             $170,610       $29,667           $308            $257
Ratio of Expenses to Average Net Assets(f)(g)            1.09%         1.26%          1.45%        0.52%(h)
Ratio of Net Investment Income (Loss) to
  Average Net Assets(f)                                (0.24%)         0.04%        (0.64%)        0.63%(h)
Portfolio Turnover Rate                                    58%           70%            55%          28%(e)


(a) From August 25, 1997, commencement of investment operations, through December 31, 1997.
(b) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the years ended December 31, 2000, 1999 and 1998.
(c) Distributions from net investment income and in excess of net investment income aggregated less than $0.01 on a per share basis for the year ended December 31, 1999.
(d) Total return does not reflect expenses that apply to the related insurance policies, and inclusion of these charges would reduce the total return figures for the period shown.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Various expenses of the Fund were voluntarily absorbed by INVESCO for the years ended December 31, 2000, 1999 and 1998, and all of the expenses of the Fund were voluntarily absorbed by INVESCO for the period ended December 31, 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.09%, 2.25%, 14.76% and 34.18% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.24%), (0.95%), (13.95%) and (33.03%) (annualized), respectively.
(g) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(h)  Annualized

APRIL 30, 2002

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF - FINANCIAL SERVICES FUND
INVESCO VIF - HEALTH SCIENCES FUND
INVESCO VIF - TECHNOLOGY FUND
INVESCO VIF - TELECOMMUNICATIONS FUND
INVESCO VIF - DYNAMICS FUND

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of each Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated April 30, 2002 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated in this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectuses of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectuses, SAI, annual reports, and semiannual reports of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectuses, SAI, annual reports or semiannual reports, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. This information can be obtained by electronic request at the following E-mail address: publicinfo@sec.gov, or by calling 1-202-942-8090. The SEC file numbers for the Fund are 811-8038 and 033-70154.




















PSKV  811-8038                                                              9132

                       STATEMENT OF ADDITIONAL INFORMATION

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.

                           INVESCO VIF - Dynamics Fund
                        INVESCO VIF - Equity Income Fund
                      INVESCO VIF - Financial Services Fund
                            INVESCO VIF - Growth Fund
                 (Formerly, INVESCO VIF - Blue Chip Growth Fund)
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - High Yield Fund
                           INVESCO VIF - Leisure Fund
                   INVESCO VIF - Real Estate Opportunity Fund
                     INVESCO VIF - Small Company Growth Fund
                          INVESCO VIF - Technology Fund
                      INVESCO VIF - Telecommunications Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - Utilities Fund

Address:                                  Mailing Address:

4350 S. Monaco St., Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:
                       In continental U.S., 1-800-525-8085

                                 April 30, 2002


--------------------------------------------------------------------------------

Prospectuses for INVESCO VIF - Dynamics, INVESCO VIF - Equity Income, INVESCO VIF - Financial Services, INVESCO VIF - Growth (formerly, INVESCO VIF - Blue Chip Growth Fund), INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF - Technology, INVESCO VIF - Telecommunications, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds dated April 30, 2001, and a Prospectus for INVESCO VIF - Leisure Fund dated October 22, 2001 provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The
Prospectuses of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company .........................................................

Investments, Policies and Risks......................................

Investment Restrictions .............................................

Management of the Funds .............................................

Other Service Providers..............................................

Brokerage Allocation and Other Practices ............................

Capital Stock .......................................................

Tax Consequences of Owning Shares of a Fund .........................

Performance .........................................................

Code of Ethics.......................................................

Financial Statements................................................

Appendix A...........................................................

THE COMPANY

INVESCO Variable Investment Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Variable Investment Funds, Inc. on August 19, 1993.

The Company is an open-end, diversified, no-load management investment company currently consisting of fourteen portfolios of investments: INVESCO VIF - Dynamics, INVESCO VIF - Equity Income, INVESCO VIF - Financial Services, INVESCO VIF - Growth (formerly, INVESCO VIF - Blue Chip Growth Fund), INVESCO VIF - Health Sciences, INVESCO VIF - High Yield, INVESCO - Leisure Fund, INVESCO VIF - Real Estate Opportunity, INVESCO VIF - Small Company Growth, INVESCO VIF -
Technology, INVESCO VIF - Telecommunications, INVESCO VIF - Total Return and INVESCO VIF - Utilities Funds (each a "Fund" and, collectively, the "Funds"). Additional Funds may be offered in the future. The Company's shares are not offered directly to the public, but are sold exclusively to life insurance companies ("Participating Insurance Companies") as a pooled funding vehicle for variable annuity and variable life insurance contracts issued by separate accounts of Participating Insurance Companies.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Funds are also discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRS -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits, and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes, and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Lower-rated debt securities are often referred to as "junk bonds." High Yield Fund invests primarily in junk bonds. Equity Income Fund may invest up to 15% of its portfolio in such securities. Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by a Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, Equity Income, Financial Services, Health Sciences, Real Estate Opportunity, Technology, Telecommunications and Utilities Funds' investments have generally been limited to debt securities rated B or higher by either S&P or Moody's. Dynamics, Equity Income, Growth and Small Company Growth Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Total Return Fund may invest only in bonds rated BBB or higher by S&P or Baa or higher by Moody's, or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least CCC by S&P or Caa by Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B, or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other rating service will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds may invest in zero coupon bonds, step-up bonds, mortgage-backed securities, and asset-backed securities. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund. Mortgage-backed securities represent interests in pools of mortgages while asset-backed securities generally represent interests in pools of consumer loans. Both of these are usually set up as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans, although the securities may be supported, at least in part, by letters of credit or other credit enhancements or, in the case of mortgage-backed securities, guarantees by the U.S. government, its agencies or instrumentalities. The underlying loans are subject to prepayments that may shorten the securities' weighted average lives and may lower their returns.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the advisor employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Funds are authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depository Receipts, or HOLDRs, are trust-issued receipts that represent a Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, a Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the securities with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies and exchange-traded funds. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400.

SPDRs are traded on the American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MUNICIPAL OBLIGATIONS -- Municipal debt securities including municipal bonds, notes and commercial paper. The VIF-High Yield Fund may invest in municipal obligations, but under normal circumstances does not intend to make significant investments in these securities.

The VIF-High Yield Fund may invest in the following types of municipal obligations:

      MUNICIPAL BONDS -- Municipal bonds are classified as general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues generated by a particular facility or class of facility, or in some cases from the proceeds of a special excise tax or specific revenue source. Industrial development obligations are a particular kind of municipal bond which are issued by or on behalf of public authorities to obtain funds for many kinds of local, privately operated facilities. Such obligations are, in most cases, revenue bonds that generally are secured by a lease with a particular private corporation.

      MUNICIPAL NOTES -- Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.

      MUNICIPAL COMMERCIAL PAPER -- Municipal commercial paper consists of short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. Although the availability of municipal commercial paper has been limited, from time to time the amounts of such debt obligations offered have increased, and INVESCO believes that this increase may continue.

      VARIABLE RATE OBLIGATIONS -- The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which the Fund would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.


REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with their investment objectives and policies, the Funds may invest in securities issued by real estate investment trusts ("REITs").

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Funds have the ability to invest in REITs, a Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO must use to review the creditworthiness of any bank, broker or dealer that is a party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions, or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of
Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other U.S. government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the U.S., a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that:
     (i) Financial Services Fund may invest more than 25% of the value of its total assets in one or more industries relating to financial services; (ii) Health Sciences Fund may invest more than 25% of the value of its total assets in one or more industries relating to health care; (iii) Leisure Fund may invest more than 25% of the value of its total assets in one or more industries relating to leisure; (iv) Real Estate Opportunity Fund may invest more than 25% of the value of its total assets in one or more industries relating to the real estate industry; (v) Technology Fund may invest more than 25% of the value of its total assets in the one or more industries relating to technology; (vi) Telecommunications Fund may invest more than 25% of the value of its total assets in one or more industries relating to telecommunications; and (vii) Utilities Fund may invest more than 25% of the value of its total assets in one or more industries relating to the utilities industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). This restriction shall not prohibit the Real Estate Opportunity Fund from directly holding real estate if such real estate is acquired by the Fund as a result of a default on debt securities held by the Fund.

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.

In order to enable California investors to allocate variable annuity or variable life insurance contract values to one or more of the Funds, the Company has committed to comply with the following guidelines: (i) the borrowing limits for any Fund are (a) 10% of net asset value when borrowing for any general purpose and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions (for purposes of this clause, the net asset value of a Fund is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken); and (ii) if a Fund invests in foreign companies, the foreign country diversification guidelines to be followed by the Fund are as follows:

     (a) The Fund will be invested in a minimum of five different foreign countries at all times. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund's net asset value, to three when less than 60% of such value, to two when less than 40% and to one when less than 20%.

     (b) Except as set forth in items (c) and (d) below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one country.

     (c) The Fund may have an additional 15% of its net asset value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

     (d) The Fund's investments in United States issuers are not subject to the foreign country diversification guidelines.

State insurance laws and regulations may impose additional limitations on lending securities and the use of options, futures and other derivative instruments.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
                                                              SMALL COMPANY
INVESTMENT                GROWTH                DYNAMICS      GROWTH
--------------------------------------------------------------------------------
EQUITY SECURITIES         Unlimited             Unlimited     Normally, at least
                                                              65% (80% effective
                                                              July 31, 2002) in
                                                              companies with
                                                              market capitaliza-
                                                              tions of $2.5
                                                              billion or less

--------------------------------------------------------------------------------
LOWER-RATED CORPORATE     Not Allowed                         Up to 5%
DEBT SECURITIES
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Up to 25%     Up to 25%
(PERCENTAGES EXCLUDE
ADRS AND SECURITIES OF
CANADIAN ISSUERS)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT                EQUITY INCOME         HIGH YIELD    TOTAL RETURN
--------------------------------------------------------------------------------
DEBT SECURITIES           Normally, up to 35%   At least      Normally, a
                                                65% in        minimum of 30%
                                                securities    (investment
                                                maturing      grade only)
                                                at least
                                                three years
                                                after
                                                issuance
--------------------------------------------------------------------------------
EQUITY SECURITIES         Normally, at least                   Normally, a
                          65% in dividend-                     minimum of 30%;
                          paying common and                    the remainder
                          preferred stocks;                    will vary with
                          up to 30% in non-                    market conditions
                          dividend paying
                          common stock
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25% (must be    Up to 25%      Up to 25%
(PERCENTAGES EXCLUDE      denominated and pay
ADRS AND SECURITIES       interest in U.S.
OF CANADIAN ISSUERS)      dollars)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                HEALTH                          REAL ESTATE
INVESTMENT                FINANCIAL SERVICES    SCIENCES      LEISURE           OPPORTUNITY
--------------------------------------------------------------------------------------------------

WITHIN SECTOR             Normally, at least    Normally,     Normally, at      Normally, at least
                          80%(a)                at least      least 80%(a)      65% (80% effective
                                                80%(a)                          July 31, 2002) and
                                                                                no one property type
                                                                                will represent more
                                                                                than 50% of the
                                                                                Fund's total
                                                                                assets(c)(d)

--------------------------------------------------------------------------------------------------
OUTSIDE SECTOR            Up to 20%(b)          Up to 20%(b)  Up to 20%(b)      Up to 35%
--------------------------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Up to 25%     Up to 25%         Up to 25%
(PERCENTAGES EXCLUDE
ADRS AND SECURITIES
OF CANADIAN ISSUERS)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                TELE-
INVESTMENT                TECHNOLOGY            COMMUNICATIONS  UTILITIES
--------------------------------------------------------------------------------

WITHIN SECTOR             Normally, at least    Normally, at    Normally, at
                          80%(a)                least 65% (80%  least 80%(a)
                                                effective July
                                                31, 2002)(c)

--------------------------------------------------------------------------------
OUTSIDE SECTOR            Up to 20%(b)          Up to 35%;      Up to 20%(b)
                                                up to 35% in
                                                infrastructure
--------------------------------------------------------------------------------
FOREIGN SECURITIES        Up to 25%             Unlimited;      Up to 25%
(PERCENTAGES EXCLUDE                            may be 65%
ADRS AND SECURITIES                             or more
OF CANADIAN ISSUERS)
--------------------------------------------------------------------------------

(a) The Fund normally invests at least 80% of its assets in the equity securities (common and preferred stocks and convertible bonds) of companies primarily doing business in a specific business sector.
(b) The remainder of the Fund's assets may be invested in any securities or other instruments deemed appropriate by INVESCO, consistent with the Fund's investment policies and restrictions. These investments include, but are not limited to, debt securities issued by companies outside the Fund's business sector, short-term high grade debt obligations maturing no later than one year from the date of purchase (including U.S. government and agency securities, domestic bank certificates of deposit, commercial paper rated at least A-2 by S&P or P-2 by Moody's and repurchase agreements) and cash.

(c) At least 65% (80% effective July 31, 2002) in equity securities - including common stocks, preferred stocks, securities convertible into common stocks and warrants; up to 35% (20% effective July 31, 2002) in debt securities of which no more than 15% can be in junk bonds.

(d) Investment in unrated securities may not exceed 25% of the Fund's total assets. The Fund may not invest in bonds rated below B- by S&P or B by Moody's.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
          Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of March 31, 2002, INVESCO managed 46 mutual funds having combined assets of $______ billion, on behalf of more than __________ shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $_______ billion in assets under management as of December 31, 2001.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment advisor for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment advisor to several closed-end investment companies, and as sub-advisor with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o    administrative;

     o    internal accounting (including computation of net asset value);

     o    clerical and statistical;

     o    secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o    supplying  the  Company  with  officers,   clerical  staff  and  other
          employees;

     o    furnishing  office  space,   facilities,   equipment,   and  supplies;
          providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o    supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

High Yield and Utilities Funds

     o    0.60% of each Fund's average net assets.

Dynamics, Equity Income, Financial Services, Health Sciences, Leisure, Small Company Growth, Technology, Telecommunications and Total Return Funds

     o    0.75% of each Fund's average net assets.

Growth Fund

     o    0.85% of the Fund's average net assets.

Real Estate Opportunity Fund

     o    0.90% of the Fund's average net assets.

During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown below, which have been voluntarily agreed to by the Company and INVESCO.

                                        ADVISORY         TOTAL EXPENSE     TOTAL EXPENSE
                                        FEE DOLLARS      REIMBURSEMENTS    LIMITATIONS
DYNAMICS FUND
Year Ended December 31, 2001            $_________       $__________           1.15%
Year Ended December 31, 2000               928,420             1,028           1.15%
Year Ended December 31, 1999                29,422            41,017           1.15%

EQUITY INCOME FUND
Year Ended December 31, 2001            $_________       $__________           1.15%
Year Ended December 31, 2000               801,406                 0           1.15%
Year Ended December 31, 1999               528,557                 0           1.15%

FINANCIAL SERVICES FUND
Year Ended December 31, 2001            $_________       $__________           1.15%
Year Ended December 31, 2000               695,422               430           1.25%
Period Ended December 31, 1999(1)            9,483            14,434           1.25%

GROWTH FUND
Year Ended December 31, 2001            $_________       $__________           1.15%
Year Ended December 31, 2000                25,453            31,083           1.50%
Year Ended December 31, 1999                 5,079            42,862           1.50%

HEALTH SCIENCES FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000             1,158,767               302           1.25%
Year Ended December 31, 1999                24,354            45,308           1.25%

HIGH YIELD FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000               345,524                 0           1.05%
Year Ended December 31, 1999               293,782                 0           1.05%

LEISURE FUND
Period Ended December 31, 2001(2)       $_________       $__________           ____%

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000                11,025            43,812           1.35%
Year Ended December 31, 1999                 5,110            44,380           1.35%

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000               129,207            10,225           1.25%
Year Ended December 31, 1999                16,772            53,048           1.25%

TECHNOLOGY FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000             3,127,126             2,662           1.25%
Year Ended December 31, 1999                92,023            26,323           1.25%

TELECOMMUNICATIONS FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000             1,760,524             1,364           1.25%
Period Ended December 31, 1999(1)           50,901             1,193           1.25%

TOTAL RETURN FUND
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000               154,217            46,708           1.15%
Year Ended December 31, 1999               244,455                 0           1.15%

Utilities Fund
Year Ended December 31, 2001            $_________       $__________           1.25%
Year Ended December 31, 2000                65,564            20,652           1.15%
Year Ended December 31, 1999                49,534            26,909           1.15%

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on _________, 2001.

BOARD APPROVAL OF ADVISORY AGREEMENT

In approving the Advisory Agreement, the board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things (1) the overall performance results of the Funds in comparison to relevant indices, (2) a summary for each Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board considered INVESCO's resources and responsiveness with respect to Funds that have experienced performance difficulties and discussed the efforts being made to improve the performance records of such Funds. The board also considered the advantages to each Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Funds' trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability of INVESCO and its affiliates from their association with the Funds. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Funds. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Funds were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to each Fund, the board reviewed specific data as to INVESCO's profit or loss on each Fund, and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Funds' independent auditors review INVESCO's methodology for appropriateness.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of .0265% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $5,000. This fee is paid monthly at the rate of 1/12 of the annual fee.

FEES PAID TO INVESCO

For the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the voluntary absorption of certain Fund expenses by INVESCO).

                                                            ADMINISTRATIVE                  TRANSFER
                                        ADVISORY                  SERVICES                    AGENCY
DYNAMICS FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               928,420                 338,042                     5,000
Year Ended December 31, 1999                29,422                  19,574                     5,000

EQUITY INCOME FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               801,406                 240,582                     5,000
Year Ended December 31, 1999               528,557                 103,227                     5,000

FINANCIAL SERVICES FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               695,422                 255,716                     5,000
Period Ended December 31, 1999(1)            9,483                   6,128                     1,389

GROWTH FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000                25,453                  16,536                     5,000
Year Ended December 31, 1999                 5,079                  10,581                     5,000

HEALTH SCIENCES FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000             1,158,767                 419,439                     5,000
Year Ended December 31, 1999                24,354                  18,605                     5,000

HIGH YIELD FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               345,524                 162,609                     5,000
Year Ended December 31, 1999               293,782                 122,285                     5,000

LEISURE FUND
Period Ended December 31, 2001(2)       $_________             $__________                  $_______

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000                11,025                  13,246                     5,000
Year Ended December 31, 1999                 5,110                  11,222                     5,000

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               129,207                  54,214                     5,000
Year Ended December 31, 1999                16,772                  14,763                     5,000

TECHNOLOGY FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000             3,127,126               1,156,628                     5,000
Year Ended December 31, 1999                92,023                  42,515                     5,000

                                                            ADMINISTRATIVE                  TRANSFER
                                        ADVISORY                  SERVICES                    AGENCY

TELECOMMUNICATIONS FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000             1,760,524                 632,052                     5,000
Period Ended December 31, 1999(1)           50,901                  20,763                     1,389

TOTAL RETURN FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000               154,217                  63,147                     5,000
Year Ended December 31, 1999               244,455                  54,679                     5,000

UTILITIES FUND
Year Ended December 31, 2001            $_________             $__________                  $_______
Year Ended December 31, 2000                65,564                  30,817                     5,000
Year Ended December 31, 1999                49,534                  19,441                     5,000

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on __________, 2001.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.


The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the Interested Directors. For the Interested Directors, information about their principal occupations and other directorships reflects their affiliation with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director
Fred A. Deering (3),(4),(8),(9)         Vice Chairman           Chairman of the                 46
1551 Larimer Street, #1701              of the Board            Executive Committee
Denver, Colorado                                                and Chairman of the
Age:  74                                                        Board of Security
                                                                Life of Denver
                                                                Insurance Company;
                                                                and Director of ING
                                                                American Holdings
                                                                Company and First
                                                                ING Life Insurance
                                                                Company of New York.
                                                                Formerly, Trustee of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund.


Victor L. Andrews, Ph.D.                Director                Professor Emeritus,             46              Director of
(5),(7),(11),(12)                                               Chairman Emeritus                               The Sheffield
34 Seawatch Drive                                               and Chairman and CFO                            Funds, Inc.
Savannah, Georgia                                               of the Roundtable of
                                                                the Department of
Age:  71                                                        Finance of Georgia
                                                                State University;
                                                                and President,
                                                                Andrews Financial
                                                                Associates, Inc.
                                                                (consulting firm).
                                                                Formerly, member of
                                                                the faculties of the
                                                                Harvard Business
                                                                School and the Sloan
                                                                School of Manage-
                                                                ment of MIT.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Bob R. Baker                            Director                Consultant (2000 to             46
(4),(5),(6),(10),(11),(12)                                      present). Formerly,
37 Castle Pines Dr. N.                                          President and Chief
Castle Rock, Colorado                                           Executive Officer
Age:  65                                                        (1988 to 2000) of
                                                                AMC Cancer Research
                                                                Center, Denver,
                                                                Colorado;  until
                                                                mid-December 1988,
                                                                Vice Chairman of the
                                                                Board of First
                                                                Columbia Financial
                                                                Corporation,
                                                                Englewood, Colorado;
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer
                                                                of First Columbia
                                                                Financial
                                                                Corporation.


Lawrence H. Budner                      Director                Trust Consultant.               46
(3),(6),(11),(12)                                               Formerly, Senior
7608 Glen Albens Circle                                         Vice President and
Dallas, Texas                                                   Senior Trust Officer
Age:  71                                                        of InterFirst Bank,
                                                                Dallas, Texas.

James T. Bunch                          Director (since         Principal and                   46
(5),(6),(10)                            2000)                   Founder of Green
3600 Republic Plaza                                             Manning & Bunch
370 Seventeenth Street                                          Ltd., Denver,
Denver, Colorado                                                Colorado (1988 to
Age:  59                                                        present); Director
                                                                and Secretary of
                                                                Green, Manning &
                                                                Bunch Securities,
                                                                Inc.; and Director
                                                                and Vice President
                                                                of Western Golf
                                                                Association and
                                                                Evans Scholars
                                                                Foundation. For-
                                                                merly, General
                                                                Counsel and Director
                                                                of Boettcher & Co.,
                                                                Denver, Colorado;
                                                                and Chairman and
                                                                Managing Partner of
                                                                Davis Graham &
                                                                Stubbs, Denver,
                                                                Colorado.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Wendy L. Gramm, Ph.D.                   Director (since         Self-employed (since            46              Director of
(5),(7),(10)                            1997)                   1993); Director and                             Enron
4201 N. Yuma Street, N.W.                                       Distinguished Senior                            Corporation,
Washington, D.C.                                                Fellow, Regulatory                              IBP, Inc.,
Age:  57                                                        Studies Program,                                State Farm
                                                                Mercatus Center                                 Insurance Com-
                                                                George Mason Uni-                               pany.
                                                                versity, VA.
                                                                Director, Inter-
                                                                national Republic
                                                                Institute and the
                                                                Texas Public Policy
                                                                Foundation.
                                                                Formerly, Chairman,
                                                                Commodity Futures
                                                                Trading Commission;
                                                                Administrator for
                                                                Information and
                                                                Regulatory Affairs
                                                                at the Office of
                                                                Management and
                                                                Budget; and
                                                                Director of the
                                                                Chicago Mercantile
                                                                Exchange  (1994 to
                                                                1999), Kinetic
                                                                Concepts, Inc. (1996
                                                                to 1997), and the
                                                                Independent Women's
                                                                Forum (1994 to 1999).


Gerald J. Lewis(3),(7),(8)              Director (since         Chairman of Lawsuit             46              Director of
701 "B" Street                          2000)                   Resolution                                      General
Suite 2100                                                      Services, San Diego,                            Chemical
San Diego, California                                           California (1987 to                             Group, Inc.,
Age:  68                                                        present). Formerly,                             Hampdon, New
                                                                Associate Justice of                            Hampshire
                                                                the California Court                            (1996 to
                                                                of Appeals; and Of                              Present).
                                                                Counsel, Latham &                               Director of
                                                                Watkins, San Diego,                             Wheelabrator
                                                                California (1987 to                             Technologies,
                                                                1997).                                          Inc., Fisher
                                                                                                                Scientific,
                                                                                                                Inc., Henley
                                                                                                                Manufacturing,
                                                                                                                Inc., and
                                                                                                                California
                                                                                                                Coastal Prop-
                                                                                                                erties, Inc.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

John W. McIntyre                        Director                Retired. Trustee of             46
(3),(4),(6),(8)                                                 Gables Residential
7 Piedmont Center                                               Trust. Trustee and
Suite 100                                                       Chairman of the J.M.
Atlanta, Georgia                                                Tull Charitable
Age: 71                                                         Foundation; Director
                                                                of Kaiser Founda-
                                                                tion Health Plans of
                                                                Georgia, Inc.
                                                                Formerly, Vice
                                                                Chairman of the
                                                                Board of Directors
                                                                of The Citizens and
                                                                Southern Corporation
                                                                and Chairman of the
                                                                Board and Chief
                                                                Executive Officer of
                                                                The Citizens and
                                                                Southern Georgia
                                                                Corp. and The
                                                                Citizens and
                                                                Southern National
                                                                Bank; formerly,
                                                                Trustee of INVESCO
                                                                Global Health
                                                                Sciences Fund and
                                                                Trustee of
                                                                Employee's
                                                                Retirement System of
                                                                GA, Emory University.

Larry Soll, Ph.D.                       Director                Retired.  Formerly,             46              Director of
(5),(7),(10),(11),(12)                  (since 1997)            Chairman of the                                 Synergen
2358 Sunshine                                                   Board (1987 to                                  since incorpo-
Canyon Drive                                                    1994), Chief                                    ration in
Boulder, Colorado                                               Executive Officer                               1982;
Age:  59                                                        (1982 to 1989 and                               Director of
                                                                1993 to 1994) and                               Isis
                                                                President (1982 to                              Pharmaceuticals,
                                                                1989) of Synergen                               Inc.
                                                                Inc.; and Trustee of
                                                                INVESCO Global
                                                                Health Sciences Fund.

Interested Directors and Officers.

These directors are  "interested  persons" of the Company as defined in the 1940
Act. Mr. Brady is an interested person by virtue of the fact that he is an officer and director of AMVESCAP PLC, the ultimate parent company of the INVESCO
Funds and of INVESCO Funds Group,  Inc.,  advisor to the INVESCO Funds.  Messrs.
Cunningham, Healey, and Williamson are interested persons by virtue of the fact that they are officers of INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Mark H. Williamson                      President(1998-2001),   Chief Executive                 46              Chairman of
(4),(11),(12)                           Chief Executive         Officer, Managed                                the Board of
4350 South Monaco Street                Officer (since 1998)    Products Division,                              INVESCO Funds
Denver, Colorado                        and Chairman of         AMVESCAP PLC (2001                              Group, Inc.
Age:  50                                the Board               to present); Chief                              and INVESCO
                                        (since 1999)            Executive Officer                               Distributors,
                                                                INVESCO Funds Group,                            Inc.
                                                                Inc.; and Chief
                                                                Executive Officer
                                                                INVESCO
                                                                Distributors, Inc.
                                                                Formerly, President
                                                                of INVESCO Funds
                                                                Group, Inc.;
                                                                President of INVESCO
                                                                Distributors, Inc.;
                                                                Chief Operating
                                                                Officer and Chairman
                                                                of the Board of
                                                                INVESCO Global
                                                                Health Sciences
                                                                Fund; Chairman and
                                                                Chief Executive
                                                                Officer of
                                                                NationsBanc
                                                                Advisors, Inc.; and
                                                                Chairman of
                                                                NationsBanc
                                                                Investments, Inc.


Charles W. Brady                        Director                Chief Executive                 46
1315 Peachtree St., N.E.                                        Officer and Chairman
Atlanta, Georgia                                                of AMVESCAP PLC,
Age:  66                                                        London, England and
                                                                various subsidiaries
                                                                of AMVESCAP PLC;
                                                                formerly, Trustee
                                                                of INVESCO Global
                                                                Health Sciences Fund.

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director

Raymond R. Cunningham                   Vice President          President and Chief             46              Director of
4350 South Monaco Street                and Director            Operating Officer                               INVESCO Funds
Denver, Colorado                        (since 2001)            of INVESCO Funds                                Group, Inc.
Age: 50                                                         Group, Inc.; Presi-                             and  INVESCO
                                                                dent of INVESCO                                 Distributors,
                                                                Distributors, Inc.;                             Inc.
                                                                formerly, Senior
                                                                Vice President of
                                                                INVESCO Funds Group,
                                                                Inc.; and Senior
                                                                Vice President of
                                                                GT Global - North
                                                                America (1992-1998).


Richard W. Healey                       Director                Senior Vice                     46              Director of
4350 South Monaco Street                (since 2000)            President of INVESCO                            INVESCO Funds
Denver, Colorado                                                Funds Group, Inc.;                              Group, Inc.
Age:  47                                                        Senior Vice                                     and INVESCO
                                                                President of INVESCO                            Distributors,
                                                                Distributors, Inc.                              Inc.
                                                                Formerly, Senior
                                                                Vice President of GT
                                                                Global-North America
                                                                (1996 to 1998) and
                                                                The Boston Company
                                                                (1993 to 1996).

Glen A. Payne                           Secretary               Senior Vice
4350 South Monaco Street                                        President, General
Denver, Colorado                                                Counsel and
Age:  54                                                        Secretary of INVESCO
                                                                Funds Group, Inc.;
                                                                Senior Vice
                                                                President, Secretary
                                                                and General Counsel
                                                                of INVESCO Dis-
                                                                tributors, Inc.
                                                                Formerly, Secretary
                                                                of INVESCO Global
                                                                Health Sciences
                                                                Fund;  General
                                                                Counsel of INVESCO
                                                                Trust Company (1989
                                                                to 1998); and
                                                                employee of a U.S.
                                                                regulatory agency,
                                                                Washington, D.C.
                                                                (1973 to 1989).

Name, Address, and Age                  Position(s) Held        Principal Occupation(s)         Number of       Other Director-
                                        With Company,           During Past Five Years(2)       Funds in        ships Held by
                                        Term of Office(1)                                       Fund Com-       Director
                                        and Length of                                           plex Over-
                                        Time Served(2)                                          seen by
                                                                                                Director
Ronald L. Grooms                        Chief Accounting        Senior Vice                                     Director of
4350 South Monaco Street                Officer, Chief          President, and                                  INVESCO Funds
Denver, Colorado                        Financial Officer       Treasurer INVESCO                               Group, Inc. and
Age:  55                                and Treasurer           Funds Group, Inc.;                              INVESCO Dis-
                                                                and Senior Vice                                 tributors,
                                                                President and Trea-                             Inc.
                                                                surer of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Treasurer and
                                                                Principal Financial
                                                                and Accounting Officer
                                                                of INVESCO Global
                                                                Health Sciences Fund;
                                                                and Senior Vice
                                                                President and Treasurer
                                                                of INVESCO Trust
                                                                Company (1988 to 1998).


William J. Galvin, Jr.                  Assistant               Senior Vice                                     Director of
4350 South Monaco Street                Secretary               President and                                   INVESCO Funds
Denver, Colorado                                                Assistant Secretary                             Group, Inc.and
Age:  45                                                        INVESCO Funds Group,                            INVESCO Dis-
                                                                Inc.; and Senior                                tributors,
                                                                Vice President and                              Inc.
                                                                Assistant Secretary
                                                                INVESCO Distributors,
                                                                Inc. Formerly, Trust
                                                                Officer of INVESCO
                                                                Trust Company (1995
                                                                to 1998).



Pamela J. Piro                          Assistant               Vice President and
4350 South Monaco Street                Treasurer               Assistant Treasurer
Denver, Colorado                                                of INVESCO Funds
Age:  41                                                        Group, Inc. and
                                                                Assistant Treasurer
                                                                of INVESCO
                                                                Distributors, Inc.
                                                                Formerly, Assistant
                                                                Vice President (1996
                                                                to 1997).

Tane T. Tyler                           Assistant               Vice President and
4350 South Monaco Street                Secretary               Assistant General
Denver, Colorado                        (since 2002)            Counsel of INVESCO
Age:  36                                                        Funds Group, Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity voluntarily to retire upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments & management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.

(9) Member of the insurance committee of the Company.

(10) Member of the nominating committee of the Company.

(11) Member of the compensation committee of the Company.

(12) Member of the retirement plan committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended October 31, 2001.

The Company has an investments & management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended October 31, 2001.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.This committee held 4 meetings during the fiscal year ended October 31, 2001.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 5 meetings during the fiscal year ended October 31, 2001.

The Company has a legal committee, an insurance committee, a compensation committee and a retirement plan committee. These committees meet when necessary to review legal, insurance, compensation and retirement plan matters of importance to the Company. During the fiscal year ended October 31, 2001, the legal committee met 3 times, the insurance committee did not meet, the compensation committee met 4 times, and the retirement plan committee did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Complex that are overseen by the director, as a whole, as of December 31, 2001.

--------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities   Aggregate Dollar
                           Owned in Each Fund(1)               Range of Equity
                                                               Securities in All
                                                               Registered
                                                               Investment
                                                               Companies
                                                               Overseen by the
                                                               director in the
                                                               INVESCO Funds
                                                               Complex
--------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
Fred A. Deering            VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
Victor L. Andrews          VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities   Aggregate Dollar
                           Owned in Each Fund(1)               Range of Equity
                                                               Securities in All
                                                               Registered
                                                               Investment
                                                               Companies
                                                               Overseen by the
                                                               director in the
                                                               INVESCO Funds
                                                               Complex
--------------------------------------------------------------------------------
Bob R. Baker               VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
Lawrence H. Budner         VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
James T. Bunch             VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities   Aggregate Dollar
                           Owned in Each Fund(1)               Range of Equity
                                                               Securities in All
                                                               Registered
                                                               Investment
                                                               Companies
                                                               Overseen by the
                                                               director in the
                                                               INVESCO Funds
                                                               Complex
--------------------------------------------------------------------------------
Wendy L. Gramm             VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
Gerald J. Lewis            VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
John W. McIntyre           VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities   Aggregate Dollar
                           Owned in Each Fund(1)               Range of Equity
                                                               Securities in All
                                                               Registered
                                                               Investment
                                                               Companies
                                                               Overseen by the
                                                               director in the
                                                               INVESCO Funds
                                                               Complex
--------------------------------------------------------------------------------
Larry Soll                 VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
Charles W. Brady           VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
Mark H. Williamson         VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Director                   Dollar Range of Equity Securities   Aggregate Dollar
                           Owned in Each Fund(1)               Range of Equity
                                                               Securities in All
                                                               Registered
                                                               Investment
                                                               Companies
                                                               Overseen by the
                                                               director in the
                                                               INVESCO Funds
                                                               Complex
--------------------------------------------------------------------------------
Raymond R. Cunningham      VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------
Richard Healey             VIF-Dynamics Fund
                           VIF-Equity Income Fund
                           VIF-Financial Services Fund
                           VIF-Growth Fund (formerly, VIF-Blue
                              Chip Growth Fund)
                           VIF-Health Sciences Fund
                           VIF-High Yield Fund
                           VIF-Leisure Fund
                           VIF-Real Estate Opportunity Fund
                           VIF-Small Company Growth Fund
                           VIF-Technology Fund
                           VIF-Telecommunications Fund
                           VIF-Total Return Fund
                           VIF-Utilities Fund
--------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of ___________, 2001.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the fiscal year ended December 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2001. As of December 31, 2001, there were 46 funds in the INVESCO Complex.


-----------------------------------------------------------------------------------------------
Name of Person         Aggregate         Benefits       Estimated               Total Compensa-
and Position           Compensation      Accrued As     Annual Benefits         tion  From
                       From Company(1)   Part of        Upon Retirement(3)      INVESCO Com-
                                         Company                                plex Paid To
                                         Expenses(2)                            Directors(6)
-----------------------------------------------------------------------------------------------
Fred A. Deering,                                                                $116,000
Vice Chairman
of the Board
-----------------------------------------------------------------------------------------------
Victor L. Andrews                                                                 99,700
-----------------------------------------------------------------------------------------------
Bob R. Baker                                                                     102,700
-----------------------------------------------------------------------------------------------
Lawrence H. Budner                                                                98,700
-----------------------------------------------------------------------------------------------
James T. Bunch                                                                    92,350
-----------------------------------------------------------------------------------------------
Daniel D. Chabris(4)                                                              43,000
-----------------------------------------------------------------------------------------------
Wendy L. Gramm                                                                    94,850
-----------------------------------------------------------------------------------------------
Kenneth T. King(4)                                                                46,000
-----------------------------------------------------------------------------------------------
Gerald J. Lewis                                                                   95,350
-----------------------------------------------------------------------------------------------
John W. McIntyre                                                                 117,050
-----------------------------------------------------------------------------------------------
Larry Soll                                                                       111,900
-----------------------------------------------------------------------------------------------
Total                                                                          1,017,600
-----------------------------------------------------------------------------------------------
% of Net Assets               %(5)              %(5)                             0.0035%(6)
-----------------------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of certain of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Mr. Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(5) Total as a percentage of the Company's net assets as of December 31, 2001.

(6) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2001.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") for the Independent Directors of the funds. Under this Plan, each director who is not an interested person of the funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years), are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by the Company in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially.

Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

Officers and directors of the Company are legally precluded from investing in any of the INVESCO Variable Investment Funds' shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of March 31, 2002, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Dynamics Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
American Skandia Life           Beneficial                      ________%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
Cova Financial Services          Beneficial                     ________%
Life Insurance Company
4700 Westown Pkwy Ste 200
W Des Moines, IA 50266-6718
--------------------------------------------------------------------------------

Equity Income Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Great-West Life & Annuity       Beneficial                      ________%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Security Life                   Beneficial                      ________%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Connecticut General Life Ins    Beneficial                      ________%
Product LOB #1501
280 Trumbolt St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co   Beneficial                      ________%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------
Conseco Variable Insurance      Beneficial                      ________%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN 46032-4555
--------------------------------------------------------------------------------

Financial Services Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
American Skandia Life           Beneficial                      ________%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
CM Life Insurance Co            Beneficial                      ________%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------

Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Nationwide Insurance Co         Beneficial                      ________%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------
Western Reserve Life Assurance  Beneficial                      ________%
Attention: Shawn Moser MS 2220
4333 Edgewood Rd NE
Cedar Rapids, IA 52499-0001
--------------------------------------------------------------------------------
Sage Life Assurance of                                          ________%
America
Variable Annuity
300 Atlantic St Ste 302
Stamford, CT 06901-3539
--------------------------------------------------------------------------------

Health Sciences Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
American Skandia Life           Beneficial                      ________%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
Allmerica Fin Life Ins & Annu   Beneficial                      ________%
Group VEL Account
440 Lincoln St
Mail Station 5310
Worcester, MA 01653-0002
--------------------------------------------------------------------------------
CM Life Insurance Co            Beneficial                      ________%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------

High Yield Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Great-West Life & Annuity       Beneficial                      ________%
Attn Mutual Fund
Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------
Conseco Variable Insurance      Beneficial                      ________%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN 46032-4555
--------------------------------------------------------------------------------
Security Life                   Beneficial                      ________%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Cova Financial Services         Beneficial                      ________%
Life Insurance Company
4700 Westown Pkwy Ste 200
W Des Moines, IA 50266-6718
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co   Beneficial                      ________%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------
Connecticut General Life Ins    Beneficial                      ________%
CO
Separate Account FE
Attn Peter Puzio
PO Box 2975 HI9B
Hartford, CT 06104-2975
--------------------------------------------------------------------------------

Real Estate Opportunity Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Safeco Mutual Funds             Beneficial                      ________%
Attn. Michael Zhang
P.O. Box 34890
Seattle, WA 98124-1890
--------------------------------------------------------------------------------
Conseco Variable Insurance      Beneficial                      ________%
Company
Attn Separate Accounts C1B
11825 North Pennsylvania St
Carmel, IN 46032-4555
--------------------------------------------------------------------------------
First Variable Life Insurance   Beneficial                      ________%
CO
4200 University Ave
W Des Moines, IA 50266-5945
--------------------------------------------------------------------------------
INVESCO Funds Group Inc         Beneficial                      ________%
Attn: Sheila Wendland
PO Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Small Company Growth Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Connecticut General Life Ins    Beneficial                      ________%
Product LOB #1501
280 Trumbolt St
PO Box 2975
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Security Life                   Beneficial                      ________%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Connecticut General Life Ins    Beneficial                      ________%
CO
Separate Account FE
Attn Peter Puzio
PO Box 2975 HI9B
Hartford, CT 06104-2975
--------------------------------------------------------------------------------
Nationwide Insurance Co         Beneficial                      ________%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029
--------------------------------------------------------------------------------

Technology Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
American Skandia Life           Beneficial                      ________%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------
CM Life Insurance Co            Beneficial                      ________%
Fund Operations/N255
1295 State St
Springfield, MA 01111-0001
--------------------------------------------------------------------------------
Great-West Life & Annuity       Beneficial                      ________%
Unit Valuations 2T2
Attn Mutual Fund Trading 2T2
8515 E Orchard Rd
Englewood, CO 80111-5037
--------------------------------------------------------------------------------

Telecommunications Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
American Skandia Life           Beneficial                      ________%
Assurance Co
Variable Account B Class 1
Attn Investment Accounting
PO Box 883
1 Corporate Dr
Shelton, CT 06484-6208
--------------------------------------------------------------------------------

Total Return Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Life                   Beneficial                      ________%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Annuity Investors Life Ins Co   Beneficial                      ________%
250 East Fifth St
Cincinnati, OH 45202-4119
--------------------------------------------------------------------------------
Security Life                   Beneficial                      ________%
Separate Account A1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Security Life                   Beneficial                      ________%
Separate Account L1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Kemper Investors Life           Beneficial                      ________%
Insurance Co
Variable Separate Account
Attn Karen Porten
1Kemper Dr Bldg T-1
Long Grove, IL 60049-0001
--------------------------------------------------------------------------------
Security Life                   Beneficial                      ________%
Separate Account A1
Attn Chris Smythe
Unit Valuations 2T2
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------

Utilities Fund

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership          Percentage Owned
                                (Record/Beneficial)
================================================================================
Southland Life Insurance Co     Beneficial                      ________%
Southland Separate Account L1
02/25/94
Attn Dir Mkt Support Services
1475 Dunwoody Dr
West Chester, PA 19380-1478
--------------------------------------------------------------------------------
Allmerica Fin Life Ins & Annu   Beneficial                      ________%
Group Vel Account
440 Lincoln St
Separate Accounting
Mail Station S310
Worcester, MA 01653-0002
----------------------------------------------------------------------------

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment advisor to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the fiscal years outlined below were:

DYNAMICS FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      382,873
Year Ended December 31, 1999                                       27,990

EQUITY INCOME FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      543,890
Year Ended December 31, 1999                                      286,511

FINANCIAL SERVICES FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      375,119
Period Ended December 31, 1999(1)                                  22,184

GROWTH FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                       10,134
Year Ended December 31, 1999                                        1,445

HEALTH SCIENCES FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      755,353
Year Ended December 31, 1999                                       44,909

HIGH YIELD FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                       21,055
Year Ended December 31, 1999                                       83,031

LEISURE FUND
Period Ended December 31, 2001(2)                           $     _______

REAL ESTATE OPPORTUNITY FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                       15,521
Year Ended December 31, 1999                                        5,970

SMALL COMPANY GROWTH FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      156,320
Year Ended December 31, 1999                                       40,243

TECHNOLOGY FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                    1,339,835
Year Ended December 31, 1999                                       94,463

TELECOMMUNICATIONS FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                      970,924
Period Ended December 31, 1999(1)                                  67,179

TOTAL RETURN FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                       25,833
Year Ended December 31, 1999                                       12,909

UTILITIES FUND
Year Ended December 31, 2001                                $     _______
Year Ended December 31, 2000                                       19,173
Year Ended December 31, 1999                                       19,205

(1) The Fund commenced investment operations on September 21, 1999.
(2) The Fund commenced investment operations on ___________, 2001.

For the fiscal year ended December 31, 2001, 2000, and 1999, brokers providing research services received $___________, $2,452,564, and $__________ in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $___________, $1,977,094,589, and $___________. Commissions totaling $___________, $1,632, and $___________
were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal year ended December 31, 2001.

At December 31, 2001, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:
--------------------------------------------------------------------------------
         Fund                Broker or Dealer      Value of Securities
                                                   at December 31, 2001

================================================================================
Dynamics                                           $
--------------------------------------------------------------------------------
Equity Income                                      $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
Financial Services                                 $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
Growth                                             $
--------------------------------------------------------------------------------
Health Sciences                                    $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
High Yield                                         $
--------------------------------------------------------------------------------
Leisure Fund
--------------------------------------------------------------------------------
Real Estate Opportunity                            $
--------------------------------------------------------------------------------
Small Company Growth                               $
--------------------------------------------------------------------------------
Technology                                         $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
Telecommunications                                 $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
Total Return                                       $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------
                                                   $
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Fund                Broker or Dealer      Value of Securities
                                                   at December 31, 2001
================================================================================
                                                   $
--------------------------------------------------------------------------------
Utilities                                          $
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to ______ billion shares of common stock with a par value of $0.01 per share. As of March 31, 2002, the following shares of each Fund were outstanding:

            Dynamics Fund                                   ____________
            Equity Income Fund                              ____________
            Financial Services Fund                         ____________
            Growth Fund                                     ____________
            Health Sciences Fund                            ____________
            High Yield Fund                                 ____________
            Leisure Fund                                    ____________
            Real Estate Opportunity Fund                    ____________
            Small Company Growth Fund                       ____________
            Technology Fund                                 ____________
            Telecommunications Fund                         ____________
            Total Return Fund                               ____________
            Utilities Fund                                  ____________

All shares of a Fund will be voted together with equal rights as to voting, dividends and liquidation. All shares issued and outstanding are, and all shares offered hereby, when issued will be fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

You should consult your contract prospectus and your own tax adviser regarding specific questions as to federal, state and local taxes relating to your contract.

PERFORMANCE

THE FUNDS' TOTAL RETURNS DO NOT REFLECT FEES AND EXPENSES APPLICABLE TO YOUR VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT. If those fees and expenses were reflected, the returns would be lower. Consult your contract prospectus for the amounts of those contract fees and charges. To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Total return figures show the rate of return on a $10,000 investment in a Fund, assuming reinvestment of all dividends and capital gain distributions for the periods cited.

Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and since inception periods ended December 31, 2001, was:

Name of Fund                  1 Year           5 Year           Since Inception*

Dynamics Fund                 ______%          N/A               ______%
Equity Income Fund            ______%          ______%           ______%
Financial Services Fund       ______%          N/A               ______%
Growth Fund                   ______%          N/A               ______%
Health Sciences Fund          ______%          N/A               ______%
High Yield Fund               ______%          ______%           ______%
Leisure Fund                  ______%          N/A               ______%
Real Estate Opportunity Fund  ______%          N/A               ______%
Small Company Growth Fund     ______%          N/A               ______%
Technology Fund               ______%          N/A               ______%
Telecommunications Fund       ______%          N/A               ______%
Total Return Fund             ______%          ______%           ______%
Utilities Fund                ______%          ______%           ______%

*Inception dates were as follows:

Dynamics                            August 25, 1997
Equity Income                       August 10, 1994
Financial Services                  September 21, 1999
Growth                              August 25, 1997
Health Sciences                     May 22, 1997
High Yield                          May 27, 1994

Leisure Fund                        ____________, 2001

Real Estate Opportunity             April 1, 1998
Small Company Growth                August 25, 1997
Technology                          May 21, 1997
Telecommunications                  September 21, 1999
Total Return                        June 2, 1994
Utilities                           January 3, 1995

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T) = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                          Lipper Mutual
            Fund                          Fund Category
            ----                          -------------

            Dynamics Fund                 Capital Appreciation Funds
            Equity Income Fund            Equity Income Funds
            Financial Services Fund       Financial Services Funds
            Growth Fund                   Growth Funds
            Health Sciences Fund          Health Biotechnology Funds
            High Yield Fund               High Current Yield Funds
            Leisure Fund                  Specialty/Miscellaneous Funds
            Real Estate Opportunity Fund  Real Estate Funds
            Small Company Growth Fund     Small Company Growth Funds
            Technology Fund               Science and Technology Funds
            Telecommunications Fund       Global Funds
            Total Return Fund             Flexible Portfolio Funds
            Utilities Fund                Utility Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE

LIPPER INC.'S MUTUAL FUND
    PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY
THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended December 31, 2000, are incorporated herein by reference from INVESCO Variable Investment Funds, Inc.'s Annual Reports to Shareholders dated December 31, 2000. Because INVESCO VIF-Leisure Fund was not offered until October 22, 2001, an anaudited Semiannual Report for the Fund will not be available until August 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  (1) Articles of Incorporation filed August 19, 1993.(2)

          (2) Articles of Amendment of the Articles of Incorporation filed October 21, 1993.(2)

          (3) Articles Supplementary to Articles of Incorporation filed October 22, 1993.(2)

          (4) Articles Supplementary to Articles of Incorporation filed February 11, 1997.(2)

          (5) Articles Supplementary to Articles of Incorporation dated January 5, 1998.(5)

          (6) Articles of Amendment to Articles of Incorporation filed August 13, 1999.(8)

          (7) Articles of Amendment to Articles of Incorporation filed August 13, 1999.(8)

          (8) Articles Supplementary to Articles of Incorporation filed August 17, 1999.(8)

          (9) Articles Supplementary to Articles of Incorporation filed February 29, 2000.(11)

          (10) Articles of Amendment to the Articles of Incorporation filed October 15, 2001.(14)

          (11) Articles Supplementary to Articles of Incorporation filed October 11, 2001.(14)

     (b)  Bylaws as of July 21, 1993.(3)

     (c)  Not applicable.

     (d) (1) Investment Advisory Agreement between Company and INVESCO Funds, Group, Inc. dated August 30, 1999.(8)

     (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and September 28, 2001.(14)

     (f)  Defined  Benefit  Deferred   Compensation   Plan  for   Non-Interested
          Directors and Trustees, as amended November 8, 2000.(14)

     (g) Custody Agreement between Company and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001.(14)

     (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and
          September 28, 2001.(14)

          (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001
          and September 28, 2001.(14)

          (3) Participation Agreement dated March 22, 1994, among Registrant, INVESCO Funds Group, Inc., Transamerica Occidental Life Insurance Company and Charles Schwab & Co., Inc.(4),(10)

          (4) Participation Agreement dated August 26, 1994, among Registrant, INVESCO Funds Group, Inc. and Security Life of Denver Insurance Company.(3)

               (i) First Amendment to Participation Agreement.(11)

               (ii) Second Amendment to Participation Agreement.(6)

               (iii) Third Amendment to Participation Agreement.(11)

               (iv) Fourth Amendment to Participation Agreement.(11)

               (v) Fifth Amendment to Participation Agreement.(11)

               (vi) Service  Agreement  dated  January 1, 1998  between  INVESCO
               Funds  Group,   Inc.  and  Security  Life  of  Denver   Insurance
               Company.(13)

                    (a) First Amendment dated January 1, 2000 to Service Agreement.(13)

               (vii)  Private   Placement   Variable   Administrative   Services
               Agreement dated September 8, 2000.(13)

                    (a) Amendment dated June 27, 2001 to Private Placement Participation Agreement.(14)

                    (b) Amendment dated August 1, 2001 to Private Placement Agreement.(14)


          (5) Participation Agreement dated September 19, 1994 among Registrant, INVESCO Funds Group, Inc. and First ING Life Insurance Company of New York.(4)

               (i) First Amendment to Participation Agreement.(11)

          (6) Participation Agreement dated December 1, 1994, among Registrant, INVESCO Funds Group, Inc., First Transamerica Life Insurance Company and Charles Schwab & Co., Inc.(4)

          (7)   Participation   Agreement  dated   September  14,  1995,   among
          Registrant, INVESCO Funds Group, Inc. and Southland Life Insurance Co.(1)

               (i)   Amendment   dated   October   4,   2000  to   Participation
               Agreement.(13)

               (ii)  Amendment   dated   December  26,  2000  to   Participation
               Agreement.(13)

               (iii) Services Agreement dated January 1, 2000, between INVESCO Funds Group, Inc. and Southland Life Insurance Company.(13)

          (8) Participation Agreement dated October 31, 1995, among Registrant, INVESCO Funds Group, Inc. and American Partners Life Insurance Company.(1)

               (i) Administrative Services Letter Agreement dated October 21, 1996.(13)

          (9) Participation Agreement dated April 15, 1996, among Registrant, INVESCO Funds Group, Inc. and Allmerica Financial Life Insurance and Annuity Company.(2)

          (10) Participation Agreement dated December 4, 1996, among Registrant, INVESCO Funds Group, Inc. and American Centurion Life Assurance Company.(3)

               (i) Administrative Services Letter Agreement dated October 21, 1996.(13)

          (11)  Participation  Agreement dated April 15, 1997, among Registrant,
          INVESCO  Funds  Group,  Inc.  and  Prudential   Insurance  Company  of
          America.(3)

               (i) Amendment to Participation Agreement.(11)

               (ii) Administrative Services Agreement dated February 11, 2000, between INVESCO Funds Group, Inc. and the Prudential Insurance Company of America.(13)

          (12) Participation Agreement dated May 30, 1997, among Registrant, INVESCO Funds Group, Inc. and Annuity Investors Life Insurance Company.(3)

               (i) Financial Arrangements Letter dated February 28, 2001.(13)

          (13) Participation Agreement dated August 17, 1998, among Registrant, INVESCO Funds Group, Inc. and Metropolitan Life Insurance Company.(6)

          (14) Participation Agreement dated October 15, 1998, among Registrant, INVESCO Funds Group, Inc. and Business Mens' Assurance Company of America.(6)

          (15) Participation Agreement dated July 8, 1997, among Registrant, INVESCO Funds Group, Inc., First Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(6)

               (i) Amendment of Schedule B and C to Participation Agreement.(11)

               (ii)   Amendment   to   revise   Schedule   B  of   Participation
               Agreement.(11)

               (iii) Amended Schedules A and B.(14)

          (16) Participation Agreement dated February 8, 1999, among Registrant, INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Nationwide Life Insurance Company and/or Nationwide Life and Annuity Insurance Company.(6)

          (17) Participation Agreement dated July 19, 1996, among Registrant, INVESCO Funds Group and Great American Reserve Insurance Co.(6)

               (i) Amendment to Participation Agreement to change the company name to Conseco Variable Insurance Company.(11)

               (ii)   Amendment   dated   January  31,  2001  to   Participation
               Agreement.(13)

               (iii) Financial Arrangements Letter dated February 28, 2001.(13)

               (iv)   Administrative   Services  Agreement  dated  December  31,
               1999.(13)

          (18) Participation Agreement dated April 16, 1998, among Registrant, INVESCO Funds Group and SAFECO Life Insurance Company.(11)

          (19) Participation Agreement dated August 16, 1999, among Registrant, INVESCO Funds Group and Great American Life Insurance Company of New York.(11)

          (20) Participation Agreement dated October 25, 1996, among Registrant, INVESCO Funds Group, Great-West Life & Annuity Insurance Company and Charles Schwab & Co. Inc.(11)

               (i) Amendment of Schedule B and C to Participation Agreement.(11)

               (ii)  Amendment  to  revise  Schedule  B  of  the   Participation
               Agreement.(11)

          (21) Participation Agreement dated June 18, 1999, among Registrant, INVESCO Funds Group and Great-West Life & Annuity Insurance Co.(11)

               (i) Service Agreement between INVESCO Funds Group and Great-West Life & Annuity Insurance Co. dated June 18, 1999.(13)

          (22) Participation Agreement dated October 18, 1999, among Registrant,
          INVESCO   Funds   Group   and   American    Skandia   Life   Assurance
          Corporation.(11)

               (i) Administrative Services and Support Agreement dated October 18, 1999.(13)

               (ii) Letter of Agreement dated April 27, 2000, between INVESCO Funds Group, Inc. and Skandia Life Assurance.(13)

               (iii)   Revised   Schedule   pages   dated   April  28,  2000  to
               Participation Agreement.(13)

               (iv) Letter of Agreement dated March 24, 2000.(13)

          (23) Participation Agreement dated June 1, 2001, among Registrant, INVESCO Funds Group and American United Life Insurance Co.(14)

               (i) Administrative Services Agreement dated June 1, 2001.(14)

          (24)   Participation   Agreement   dated  November  17,  1999,   among
          Registrant, INVESCO Funds Group and Cova Financial Services Life Insurance Company.(11)

               (i) Amendment dated May 4, 2001 to Participation Agreement.(14)

               (ii) Amendment dated May 4, 2001 to Participation Agreement.(14)

               (iii)  Administrative   Services  Agreement  dated  November  17,
               1999.(13)

                    (a) Amendment dated May 4, 2001 to Administrative Services Agreement.(14)

          (25) Participation Agreement dated August 14, 1997, among Registrant, INVESCO Funds Group and First Fortis Life Insurance Company.(11)

               (i)  Assignment  of   Participation   Agreement  dated  April  2,
               2001.(14)

          (26) Participation Agreement dated April 30, 1997, among Registrant, INVESCO Funds Group and Fortis Benefits Insurance Company.(1)

               (i) Letter of Agreement dated May 12, 1997.(13)

          (27) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and PFL Life Insurance Company.(11)

               (i)  Administrative  Services  Agreement  dated  June  21,  2000,
               between  INVESCO  Funds  Group,   Inc.  and  PFL  Life  Assurance
               Company.(13)

          (28) Participation Agreement dated July 8, 1998, among Registrant, INVESCO Funds Group and United Investors Life Insurance Company.(11)

               (i)   Amendment   dated   April   14,   2000   to   Participation
               Agreement.(13)

          (29) Participation Agreement dated October 8, 1999, among Registrant, INVESCO Funds Group and Western Reserve Life Assurance Company of Ohio.(11)

               (i) Administrative Services Agreement dated June 21, 2000, between INVESCO Funds Group, Inc. and Western Reserve Life Assurance Company of Ohio.(13)

          (30) Participation Agreement dated April 28, 2000, among Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) First Amendment dated April 15, 2001 to Participation Agreement.(14)

               (ii) Administrative Services Agreement dated April 28, 2000, between INVESCO Funds Group, Inc. and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company.(13)

          (31) Participation Agreement dated November 21, 2000, among National Life Insurance Company, INVESCO Variable Investment Funds, Inc.,
          INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.13 (i) Administrative Services Agreement dated November 21, 2000, between INVESCO Funds Group, Inc. and National Life Insurance Company.(13)

          (32) Participation Agreement dated March 21, 2000, among Allmerica Financial Life Insurance and Annuity Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i)   Amendment   dated   August   1,   2000   to   Participation
               Agreement.(13)

               (ii)   Amendment   dated   August  11,   2000  to   Participation
               Agreement.(13)

               (iii) Amendment #3 dated October 18, 2000 to Participation Agreement.(13)

               (iv)  Amendment  #4  dated  January  1,  2001  to   Participation
               Agreement.(13)

               (v)   Amendment   #4   dated   May  1,   2001  to   Participation
               Agreement.(14)

               (vi) Administrative Services Agreement dated March 21, 2000, between Allmerica Financial life Insurance and Annuity Company and INVESCO Funds Group, Inc.(13)

          (33) Participation Agreement dated July 27, 2000, among Pruco Life Insurance Company of Arizona; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) Administrative Services Agreement dated July 27, 2000, between INVESCO Funds Group, Inc. and Pruco Life Insurance Company of Arizona.(13)

          (34) Participation Agreement dated July 27, 2000, among Pruco Life Insurance Company of New Jersey; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) Administrative Services Agreement dated July 27, 2000, between INVESCO Funds Group, Inc. and Pruco Life Insurance Company of New Jersey.(13)

          (35) Participation Agreement dated September 21, 2000, among Ameritas Variable Life Insurance Company; INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) Administrative Services Agreement dated September 21, 2000, between INVESCO Funds Group, Inc. and Ameritas Variable Life Insurance Company.(13)

          (36) Participation Agreement dated April 3, 2000, among Connecticut General Life Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) Amendment dated July 12, 2000 to Participation Agreement.(13)

               (ii) Administrative Services Agreement dated April 3, 2000.(13)

          (37) Participation Agreement dated April 1, 2001 among Sage Life Assurance of America, Inc. and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and INVESCO Distributors, Inc.(13)

               (i) Administrative Services Agreement dated April 1, 2001.(13)

          (38) Participation Agreement dated March 21, 2000 among First Allmerica Financial Life Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(13)

               (i)   Amendment   dated   August   1,   2000   to   Participation
               Agreement.(13)

               (ii)   Amendment   dated   October  18,  2000  to   Participation
               Agreement.(13)

               (iii)   Amendment   dated   January  1,  2001  to   Participation
               Agreement.(13)

               (iv)   Amendment   #5  dated   May  1,   2001  to   Participation
               Agreement.(14)

               (v) Administrative Services Agreement dated March 21, 2000.(13)

                    (a) Amendment dated May 1, 2001 to Administrative Services Agreement.(14)

          (39) Participation Agreement dated June 6, 2001, among The American Life Insurance Company of New York and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated June 6, 2001.(14)

          (40) Participation Agreement dated March 22, 2000, among First MetLife Investors Insurance Company and INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated March 22, 2001.(14)

          (41) Participation Agreement dated May 1, 2001, among First Variable Life Insurance Company, and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated May 1, 2001.(14)

          (42) Participation Agreement dated July 1, 2001 among Pan-American Assurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated July 1, 2001.(14)

          (43) Participation Agreement dated May 1, 2001, among Principal Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated May 1, 2001.(14)

          (44) Participation Agreement dated April 15, 2001, among Sun Life Assurance Company of Canada (U.S.) and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated April 15, 2001.(14)

          (45) Participation Agreement dated April 30, 2001, among Ameritas Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated April 30, 2001.(14)

          (46) Participation Agreement dated May 1, 2001, among Kemper Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.; INVESCO Funds Group, Inc.; and INVESCO Distributors, Inc.(14)

               (i) Administrative Services Agreement dated May 1, 2001.(14)

     (i) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fullypaid and non-assessable.(14)

     (j)  Consent of Independent Accountants (filed herewith).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Not Applicable.

     (n)  Not Applicable.

     (o)  Not Applicable.

     (p)  Code of Ethics Pursuant to Rule 17j-1.(12)

(1) Previously filed with Post-Effective Amendment No. 4 to the Registration Statement on April 11, 1996, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 6 to the Registration Statement on February 14, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 7 to the Registration Statement on November 12, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 8 to the Registration Statement on November 24, 1997, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 10 to the Registration Statement on February 27, 1998, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 13 to the Registration Statement on February 22, 1999, and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 14 to the Registration Statement on April 30, 1999, and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on August 30, 1999, and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on October 8, 1999, and incorporated by reference herein.

(10) Participation agreement is not active.

(11) Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on April 17, 2000, and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on February 6, 2001, and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 23 to the Registration Statement on April 5, 2001, and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 25 to the Registration Statement on October 19, 2001, and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


No person is presently controlled by or under common control with the Fund.


ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, Fund directors and officers cannot be protected against liability to the Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                           Position  with        Principal Occupation and
Name                          Advisor                Company Affiliation
--------------------------------------------------------------------------------
Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------

Sean Katof                    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President &
                                              Assistant Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              12028 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------
Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

Joseph W. Skornicka           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237

--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President &
                                              Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------



ITEM 27. a) PRINCIPAL UNDERWRITERS

            INVESCO Bond Funds, Inc.
            INVESCO Combination Stock & Bond Funds, Inc.
            INVESCO Counselor Series Funds, Inc.
              (formerly, INVESCO Advantage Series Funds, Inc.)
            INVESCO International Funds, Inc.
            INVESCO Money Market Funds, Inc.
            INVESCO Sector Funds, Inc.
            INVESCO Stock Funds, Inc.
            INVESCO Treasurer's Series Funds, Inc.
            INVESCO Variable Investment Funds, Inc.




         b)

Positions and                                       Positions and
Name and Principal          Offices with            Offices with
Business Address            Underwriter             the Fund
------------------          ------------            -------------

Raymond R. Cunningham       President &             Vice President & Director
4350 South Monaco Street    Director
Denver, CO  80237

William J. Galvin, Jr.      Senior Vice             Assistant Secretary
4350 South Monaco Street    President,
Denver, CO  80237           Asst. Secretary
                            & Director

Ronald L. Grooms            Senior Vice             Treasurer &
4350 South Monaco Street    President,              Chief Financial
Denver, CO  80237           Treasurer, &            and Accounting Officer
                            Director

Richard W. Healey           Senior Vice             Director
4350 South Monaco Street    President  &
Denver, CO  80237           Director

Timothy J. Miller           Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne               Senior Vice             Secretary
4350 South Monaco Street    President,
Denver, CO 80237            Secretary &
                            General Counsel

Pamela J. Piro              Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson          Chairman of the Board   Chairman of the Board,
4350 South Monaco Street    & Chief Executive       President & Chief Executive
Denver, CO 80237            Officer                 Officer

         c)  Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Mark H. Williamson
         4350 South Monaco Street
         Denver, CO  80237

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 15th day of February, 2002.

                                         INVESCO Variable Investment Funds, Inc.

Attest:                                  /s/ Mark H. Williamson
                                         ----------------------------------
/s/ Glen A. Payne                        Mark H. Williamson, President
--------------------------------
Glen A. Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
--------------------------------
Raymond R. Cunningham, Director

By:_____________________________          By:  /s/ Glen A. Payne
Edward F. O'Keefe                         _________________________
Attorney in Fact                          Glen A. Payne
                                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on July 20, 1989, January 9, 1990, May 22, 1992, September 1, 1993, December 1,
1993,  December 21, 1995,  December  30, 1996,  December 24, 1997,  May 4, 1998,
April 17, 2000, February 6, 2001, and August 8, 2001, respectively.

                                       Exhibit Index



                                                       Page in
Exhibit Number                                    Registration Statement
--------------                                    -----------------------

     j                                                   238